                                                      Registration No. 2-76547
                                                             File No. 811-3420

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. __                                           [   ]

Post-Effective Amendment No. 41                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 39                                                           [X]

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                         OPPENHEIMER INTEGRITY FUNDS
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              (Exact Name of Registrant as Specified in Charter)

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            6803 South Tucson Way, Centennial, Colorado 80112-3924

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             (Address of Principal Executive Offices) (Zip Code)

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                                (303) 768-3200

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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to paragraph (b)
[   ] On (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _________________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Bond Fund

Prospectus dated February 25, 2003

                                         Oppenheimer Bond Fund is a mutual fund
                                         that seeks a high level of current
                                         income. It invests primarily in
                                         investment-grade debt securities and
                                         U.S. government securities.
                                              This Prospectus contains
                                         important information about the Fund's
                                         objective, and its investment
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
As with all mutual funds, the            the Fund and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Fund's   before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

                                                   [logo] OppenheimerFunds(R)
                                                    The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares

                  By Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of current income by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? As a non-fundamental policy (which will not be changed without providing 60 days notice to Fund shareholders) the
Fund invests at least 80% of its net assets (plus borrowings) in debt securities.  Additionally, the Fund invests at least 65% of its total assets in investment grade securities, U.S. government securities, and money market instruments, under normal market conditions. Those investment-grade debt securities can include:

o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds,
o     mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers, and
o     other debt obligations.

      In general, these debt securities are referred to as "bonds." The
Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs.

      There is no set allocation of the Fund's assets among the types of securities the Fund buys, but currently the Fund focuses mainly on U.S.
government securities and investment-grade debt securities. However, if market conditions change, the Fund's portfolio managers might change the relative allocation of the Fund's assets. The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities.

      In addition to the above, the Fund generally limits its investments in high-yield debt securities that are below investment grade (commonly referred to as "junk bonds") to no more than 35% of the Fund's total assets. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below
(which may vary in particular cases and may change over time), looking for:

o     Debt securities in market sectors that offer attractive relative value,
o     Investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o     High income potential from different types of corporate and government securities, and
o     Broad portfolio diversification to help reduce the volatility of the
      Fund's share prices.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking high current income from a fund that invests primarily in investment-grade debt securities but which can also hold high-yield debt securities below investment grade to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in corporate-debt securities, and the changes in share prices that can occur when interest rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate for a part of an investor's retirement plan portfolio. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in value from a number of factors described below. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"). There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as it becomes due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, the Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o     Special Risks of Lower-Grade Securities. Because the Fund can invest up to 35% of its total assets in securities (including convertible securities) below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are
      (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns. The market for lower-grade securities may be less liquid, especially during times of economic distress, and therefore they may be harder to value or to sell at an acceptable price.

Interest Rate Risks. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times, the Fund may buy longer-term debt securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. The Fund can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments).
These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. The
Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's investments. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

Prepayment Risk. Mortgage-related securities are subject to the risks of unanticipated prepayment. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to pay the principal to the Fund prior to the security's expected maturity. The Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income. Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. If the
Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium.

      If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of short- or medium-term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares, to fluctuate more and to fall.

risks of Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and certain mortgage-related securities, including CMOs, are examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price. The Fund has limits on the amount of certain types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The share price of the Fund will change daily based on changes in interest rates, market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

      Debt securities are subject to market, credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest proceeds of its investments in lower-yielding securities. In the OppenheimerFunds spectrum, the Fund generally has more risks than bond funds that focus primarily on U. S. government securities, but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns for the other classes of shares will vary.

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The after-tax returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.
The after-tax  returns are calculated based on certain  assumptions  mandated by regulation  and your  actual  after-tax  returns  may differ  from those  shown, depending on your  individual  tax  situation.  The after-tax  returns set forth below  are not  relevant  to  investors  who  hold  their  fund  shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors not subject to tax. The Fund's past investment performance, before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

Annual  Total  Returns  (Class  A) (as of 12/31  each  year)  [See  appendix  to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before taxes for a calendar quarter was 6.24% (2nd Qtr '95) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -3.16%
(1st Qtr '94).

Average Annual Total Returns                          5 Years          10 Years
for    the    periods    ended                      (or life of       (or life of
December 31, 2002                   1 Year        class, if less)   class, if less)

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Class  A   Shares   (inception
4/15/88)                            4.84%            4.28%              5.85%
  Return Before Taxes               2.58%            1.55%              3.07%
  Return After Taxes on
  Distributions                     2.86%            2.00%              3.24%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Lehman Brothers Corporate          10.52%            7.28%              7.86%1
Bond Index (reflects no
deduction for fees, expenses
or taxes)

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Class  B   Shares   (inception      4.26%            4.18%              5.46%
5/3/93)

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Class  C   Shares   (inception      8.26%            4.50%              5.30%
7/11/95)

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Class  N   Shares   (inception      8.73%            7.00%               N/A
3/1/01)

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Class  Y   Shares   (inception     10.58%            5.92%               N/A
4/27/98)

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1  From 12/31/92.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2%  (5-year);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There  is no  sales  charge  for  Class  Y.  Because  Class B  shares convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the  Fund's  Class A shares is  compared  to  Lehman  Brothers
Corporate  Bond Index,  which  measures  the  performance  of  non-convertible investment-grade  domestic  corporate debt securities.  The index  performance includes  reinvestment of income but does not reflect  transaction  costs. The
Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31,
2002.

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Shareholder Fees (charges paid directly from your investment):

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                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares

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Maximum Sales Charge         4.75%       None        None        None        None
(Load) on purchases (as
% of offering price)

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Maximum Deferred Sales       None1        5%2         1%3         1%4        None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                           Class A    Class B    Class C     Class N      Class Y
                             Shares     Shares   Shares        Shares     Shares

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Management Fees              0.57%      0.57%       0.57%      0.57%      0.57%

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Distribution and/or          0.25%      1.00%       1.00%      0.50%      None
Service (12b-1) Fees
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------------------------------   0.28%    0.28%    0.26%     0.37%     0.06%
Other Expenses

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Total Annual Operating       1.10%      1.85%       1.83%      1.44%      0.63%
Expenses

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1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
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2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The Transfer  Agent has  voluntarily  undertaken to the Fund to limit transfer agent  fees to 0.25% of average  daily net assets per fiscal  year for Class Y shares  and 0.35% of average  daily net  assets per fiscal  year for all other classes.  That  undertaking  for Class Y shares was effective  January 1, 2001 through October 31, 2002 and all  undertakings  may be amended or withdrawn at any time.  For the Fund's  fiscal year ended  December  31, 2002 the  transfer agent fees did not exceed any of the expense limitations described above.

Effective November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's entire fiscal year, the transfer agent fees would not have exceeded the expense limitation described above.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed: 1 Year         3 Years       5 Years       10 Years

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Class A Shares          $582           $808          $1,052        $1,752

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Class B Shares          $688           $882          $1,201        $1,7931

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Class C Shares          $286           $576          $990          $2,148

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Class N Shares          $247           $456          $787          $1,724

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Class Y Shares          $64            $202          $351          $786

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If shares are not       1 Year         3 Years       5 Years       10 Years
redeemed:

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Class A Shares          $582           $808          $1,052        $1,752

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Class B Shares          $188           $582          $1,001        $1,7931

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Class C Shares          $186           $576          $990          $2,148

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Class N Shares          $147           $456          $787          $1,724

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Class Y Shares          $64            $202          $351          $786

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.  There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and any income they may pay can occur at any time. The share price and yield of the
Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

      In selecting debt securities and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service or Standard
& Poor's Rating Services, or they may be unrated securities assigned an equivalent rating by the Manager. "Investment-grade" rated securities are those in the four highest rating categories of national ratings organizations. A description of those ratings definitions is included in
Appendix A to the Statement of Additional Information.

U.S. Government Securities. Not all of the U.S. government securities the
      Fund buys are backed by the full faith and credit of the U.S.
      government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury.
      Others are backed only by the credit of the instrumentality. All of these different types of securities described below are generally referred to as "U.S. government securities" in this Prospectus.
o     U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
      Treasury bonds (having maturities of more than ten years when issued).
      Treasury securities are backed by the full faith and credit of the
      United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been
      "stripped" of their coupons and zero-coupon securities described below.
o     Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and
      mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
      Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
      Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan
      Mortgage Corporation ("Freddie Mac") obligations.
o     Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
      They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
      The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.  CMOs and other types of mortgage-related securities may be considered to be derivative investments.
      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices.
Other Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to dispose of debt securities that fall below investment grade after the Fund buys them. However, the portfolio managers will monitor those holdings to determine whether the
      Fund should sell them. While securities rated "Baa" by Moody's or "BBB"
      by S&P are considered "investment grade," they have some speculative characteristics.
      While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than
      investment-grade securities. There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price.
      These risks can reduce the Fund's share prices and the income it earns.
o     Private-Issuer Securities. The Fund can invest in securities issued by private issuers that do not offer the credit backing of the U.S.
      government. These include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund can buy other types of asset-backed securities collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above). There is the risk that private issuers may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.
Foreign Securities. The Fund typically invests a portion of its assets in foreign debt securities, and it has no limit on the amount of its assets that can be invested in foreign securities that are investment grade. The Fund can buy debt securities issued by foreign governments or companies. The Fund can buy securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the "full faith and credit" of the government.
      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.
o     Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
      dollar value of securities denominated in that foreign currency.
      Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that
      U.S. companies are subject to.
      The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.
Portfolio Turnover. The Fund can engage in active and frequent trading to try to achieve its objective, and will likely have a high portfolio turnover rate. Portfolio turnover increases the Fund's brokerage and transaction costs (and reduces the Fund's performance). However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is. The Fund's policy to invest at least 80% of its net assets (plus borrowings) in debt securities is not a fundamental policy; however, it cannot be changed without 60 days prior notice to shareholders.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Forward Rolls.  The Fund may enter into "forward rolls" (also referred to as
      "mortgage dollar rolls") transactions with respect to mortgage-related securities.  In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.
      During the period between the sale and the purchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.
Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security.
      Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.
      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. Stripped securities are particularly sensitive to changes in interest rates.
      The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.
Preferred Stock. Unlike common stock, preferred stock typically has a stated
      dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.
Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or sell them at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The
      Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Fund's Board of Trustees can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
"Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments whose payments of principal or interest payments are linked to the value of an index
      (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.
      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.
Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, interest rate swaps and forward contracts to hedge investment risks. The Fund is not required to use hedging instruments to seek its objective and does not currently use them to a significant degree.
      There are special risks in particular hedging strategies. If the
      Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.
      The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the
      Fund ordinarily does not invest in them to seek high current income, and uses them more for liquidity and cash management purposes.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to
      100% of its assets in short-term debt securities for defensive purposes. Generally they would be cash or cash equivalents, such as
      U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of December 31, 2002, including other Oppenheimer funds, with more than 7 million shareholder accounts. The Manager is located at 498
Seventh Avenue, 10th Floor, New York, New York 10018.

Portfolio Managers. Since April 23, 2002, the Fund has been managed by a portfolio management team comprised of Angelo Manioudakis and other investment professionals selected from the Manager's high-grade team in its fixed-income department. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Manioudakis is a Vice President of the Fund and Senior
      Vice President of the Manager.  He is also an officer and portfolio manager of other Oppenheimer funds.  Certain members of the Fund's portfolio management team have portfolio management responsibilities for other Oppenheimer funds.  Prior to joining the Manager in April
      2002, Mr. Manioudakis was a portfolio manager at Morgan Stanley
      Investment Management (since August 1993).

Advisory Fees. Under the Investment Advisory Agreement, effective January 1,
      2002, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.60% of the first
      $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next
      $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion. Prior to January 1, 2002 the annual advisory fee was: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of
      $1 billion. The Fund's management fee for its last fiscal year ended
      December 31, 2002 was 0.57% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------

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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o  Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
      Class C and Class N asset-based sales charge described below and in the
      Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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                          Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price

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 Less than $50,000             4.75%             4.98%             4.00%

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 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000

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 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000

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 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

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 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

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Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

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Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)

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0 - 1                                   5.0%

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1 - 2                                   4.0%

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2 - 3                                   3.0%

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3 - 4                                   3.0%

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4 - 5                                   2.0%

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5 - 6                                   1.0%

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More than 6                             None

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      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. During the first year the shares are sold, the Distributor retains the service fee. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.  See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of
Trustees. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for shares. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class
N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

Class A     Year Ended December 31,            2002      2001     2000
1999      1998
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period         $ 9.74    $ 9.79   $ 9.97
$10.86   $ 10.97
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .54       .73      .73
..71       .71
Net realized and unrealized gain (loss)         .40      (.05)    (.18)
(.89)     (.11)

-----------------------------------------------
Total from investment operations                .94       .68      .55
(.18)      .60
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.54)     (.73)    (.73)
(.71)     (.71)

-----------------------------------------------
Total dividends and/or distributions
to shareholders                                (.54)     (.73)    (.73)
(.71)     (.71)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $10.14     $9.74    $9.79
$9.97    $10.86

===============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1            10.06%     7.05%    5.80%
(1.65)%    5.61%

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $356,480  $280,132 $202,833
$220,502  $246,668
--------------------------------------------------------------------------------------------
Average net assets (in thousands)          $316,279  $237,232 $205,883
$251,190  $217,944
--------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          5.47%     7.31%    7.48%
6.88%     6.46%
Expenses                                       1.10%     1.23%    1.31%
1.24%     1.22%3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         151%      162%     255%
238%       67%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           27 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------------------

Class B     Year Ended December 31,            2002      2001     2000
1999      1998
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period         $ 9.73    $ 9.79   $ 9.96
$10.86   $ 10.97
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .47       .65      .66
..63       .62
Net realized and unrealized gain (loss)         .40      (.05)    (.17)
(.90)     (.10)

-----------------------------------------------
Total from investment operations                .87       .60      .49
(.27)      .52
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.47)     (.66)    (.66)
(.63)     (.63)

-----------------------------------------------
Total dividends and/or distributions
to shareholders                                (.47)     (.66)    (.66)
(.63)     (.63)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $10.13     $9.73    $9.79    $
9.96    $10.86

===============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             9.26%     6.14%    5.11%
(2.48)%    4.81%

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $217,789  $161,998  $83,637
$94,845   $88,061
--------------------------------------------------------------------------------------------
Average net assets (in thousands)          $187,343  $118,521  $83,394
$95,285   $64,330
--------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          4.68%     6.60%    6.71%
6.13%     5.68%
Expenses                                       1.85%     1.99%    2.07%
1.99%     1.97%3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         151%      162%     255%
238%       67%

1. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           28 | OPPENHEIMER BOND FUND

Class C     Year Ended December 31,            2002      2001     2000
1999      1998
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period         $ 9.74    $ 9.80   $ 9.97
$10.87   $ 10.98
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .47       .65      .66
..63       .62
Net realized and unrealized gain (loss)         .40      (.05)    (.17)
(.90)     (.10)

-----------------------------------------------
Total from investment operations                .87       .60      .49
(.27)      .52
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.47)     (.66)    (.66)
(.63)     (.63)

-----------------------------------------------
Total dividends and/or distributions
to shareholders                                (.47)     (.66)    (.66)
(.63)     (.63)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $10.14     $9.74    $9.80    $
9.97    $10.87

===============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             9.26%     6.14%    5.11%
(2.47)%    4.81%

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $90,800   $57,049  $24,303
$24,143   $21,796
--------------------------------------------------------------------------------------------
Average net assets (in thousands)           $75,531   $36,886  $22,605
$24,218   $15,198
--------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          4.61%     6.65%    6.71%
6.13%     5.66%
Expenses                                       1.83%     1.98%    2.07%
1.99%     1.96% 3
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         151%      162%     255%
238%       67%

1. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. See accompanying Notes to Financial Statements.

                           29 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class N        Year Ended December 31,                     2002     2001 1
-----------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $ 9.73    $10.02
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .51       .61
Net realized and unrealized gain (loss)                      .40      (.29)
                                                          -------------------
Total from investment operations                             .91       .32
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.51)     (.61)
                                                          -------------------
Total dividends and/or distributions
to shareholders                                             (.51)     (.61)
-----------------------------------------------------------------------------
Net asset value, end of period                            $10.13    $ 9.73
                                                          ===================

-----------------------------------------------------------------------------
Total Return, at Net Asset Value 2                          9.73%     3.18%

-----------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $11,302    $2,176
-----------------------------------------------------------------------------
Average net assets (in thousands)                        $ 7,071    $  768
-----------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.76%     7.87%
Expenses                                                    1.44%     1.37%
-----------------------------------------------------------------------------
Portfolio turnover rate                                      151%      162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an  investment on the business day before the first day of the fiscal period  (or  inception  of  offering),  with  all  dividends  and  distributions reinvested in additional shares on the reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                           30 | OPPENHEIMER BOND FUND

Class Y     Year Ended December 31,            2002      2001     2000
1999    1998 1
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period         $ 9.72    $ 9.78   $ 9.95
$10.86   $ 10.88
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .59       .76      .85
..76       .49
Net realized and unrealized gain (loss)         .40      (.05)    (.18)
(.91)     (.02)

-----------------------------------------------
Total from investment operations                .99       .71      .67
(.15)      .47
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.59)     (.77)    (.84)
(.76)     (.49)
--------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.59)     (.77)    (.84)
(.76)     (.49)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $10.12     $9.72    $9.78    $
9.95    $10.86

===============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2            10.58%     7.30%    7.13%
(1.37)%    4.40%

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $24,358    $4,067     $877
$186        $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)           $10,243    $2,286     $340      $
31        $1
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          5.53%     7.85%    7.92%
7.94%     6.84%
Expenses                                       0.63%     0.94%    0.83%
0.83%     0.74% 4
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees        0.63%     0.92%    0.83%
0.83%     0.74%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                         151%      162%     255%
238%       67%

1. For the period from April 27, 1998 (inception of offering) to December 31,
1998.
2. Assumes an  investment on the business day before the first day of the fiscal period  (or  inception  of  offering),  with  all  dividends  and  distributions reinvested in additional shares on the reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

INFORMATION AND SERVICES

For More Information on Oppenheimer Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-3420
PR0285.001.0203
Printed on recycled paper

                          Appendix to Prospectus of
                            Oppenheimer Bond Fund

      Graphic material included in the Prospectus of Oppenheimer Bond Fund
(the "Fund") under the heading "Annual Total Returns (Class A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

      Calendar       Annual
      Year           Total
      Ended          Returns

      12/31/93      10.30%
      12/31/94      -3.87%
      12/31/95      16.94%
      12/31/96       4.87%
      12/31/97      10.13%
      12/31/98       5.61%
      12/31/99      -1.65%
      12/31/00       5.80%
      12/31/01       7.05%
      12/31/02      10.06%

PRE>
Oppenheimer Bond Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated February 25, 2003

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  February 25,  2003.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks......
    The Fund's Investment Policies.........................................
    Other Investment Techniques and Strategies.............................
    Investment Restrictions................................................
How the Fund is Managed ...................................................
    Organization and History...............................................
    Trustees and Officers..................................................
    The Manager............................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Performance of the Fund....................................................

About Your Account
How To Buy Shares..........................................................
How To Sell Shares.........................................................
How To Exchange Shares.....................................................
Dividends, Capital Gains and Taxes.........................................
Additional Information About the Fund......................................

Financial Information About the Fund
Independent Auditors' Report...............................................
Financial Statements.......................................................

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The  investment  objective,  the  principal  investment  policies and the main risks  of  the  Fund  are  described  in the  Prospectus.  This  Statement  of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objectives.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting  portfolio securities  will vary over time.  The Fund is not  required  to use all of the investment  techniques and strategies  described below in seeking its goal. It may use some of the  special  investment  techniques  and  strategies  at some times or not at all.

      In selecting securities for the Fund's portfolio,  the Manager evaluates the merits of particular  securities primarily through the exercise of its own investment analysis. In the case of non-governmental  issues, that process may
include,   among  other  things,   evaluation   of  the  issuer's   historical
operations,  prospects  for the  industry  of which the  issuer  is part,  the issuer's financial  condition,  its pending product  developments and business
(and  those of  competitors),  the  effect  of  general  market  and  economic conditions on the issuer's  business,  and  legislative  proposals  that might affect the issuer.  In the case of foreign  issuers,  the Manager may consider general economic conditions,  the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies,  general political conditions in a country or region,  the effect of taxes,  the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

      |X|  Debt  Securities.  The  Fund  can  invest  in  a  variety  of  debt securities to seek its objective.  Foreign debt  securities are subject to the risks of foreign securities  described below. In general,  debt securities are also subject to two  additional  types of risk:  credit risk and interest rate risk.

         o Credit  Risk.  Credit risk  relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due. In general, lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's investments  primarily are  investment-grade  debt securities and U.S. government securities. U.S. government securities,  although unrated, are generally  considered to be equivalent to securities in the highest rating categories.  Investment-grade  bonds are bonds rated at least "Baa" by Moody's
Investors  Service,  Inc.,  or at least  "BBB"  by  Standard  & Poor's  Rating
Service  or  Fitch,   Inc.,  or  that  have  comparable   ratings  by  another
nationally-recognized   rating   organization.   The   Fund   can   also   buy
non-investment-grade debt securities (commonly referred to as "junk bonds").

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If securities  the Fund buys are unrated,  to be  considered  part of the Fund's  holdings of  investment-grade securities,  they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         o Credit  Derivatives.  The Fund may enter into credit default swaps, both  directly  ("unfunded  swaps")  and  indirectly  in  the  form  of a swap embedded  within a structured  note ("funded  swaps"),  to protect against the risk that a security  will default.  Unfunded and funded credit  default swaps may be on a single  security,  or on a basket of  securities.  The Fund pays a fee to enter  into the swap and  receives a fixed  payment  during the life of the  swap.  The Fund may take a short  position  in the  credit  default  swap
(also known as "buying  credit  protection"),  or may take a long  position in the credit default swap note (also known as "selling credit protection").

      The Fund  would  take a short  position  in a credit  default  swap (the
"unfunded  swap")  against a long portfolio  position to decrease  exposure to specific  high yield  issuers.  If the short credit  default swap is against a corporate  issue,  the Fund must own that  corporate  issue.  However,  if the short credit default swap is against  sovereign debt, the Fund may own either:
(i) the  reference  obligation,  (ii)  any  sovereign  debt  of  that  foreign country,  or (iii)  sovereign debt of any country that the Manager  determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short  position  in the  credit  default  swap,  and there is a credit event (including bankruptcy,  failure to timely pay interest or principal,  or a restructuring),  the Fund will deliver the defaulted bonds and  the  swap  counterparty  will  pay  the  par  amount  of  the  bonds.  An associated  risk is adverse  pricing  when  purchasing  bonds to  satisfy  the delivery  obligation.  If the swap is on a basket of securities,  the notional amount of the swap is  reduced by the par amount of the  defaulted  bond,  and the fixed payments are then made on the reduced notional amount.

      Taking  a  long  position  in  the  credit   default  swap  note  (i.e.,
purchasing the "funded  swap") would increase the Fund's  exposure to specific high yield  corporate  issuers.  The goal would be to  increase  liquidity  in that  market  sector  via the swap  note and its  associated  increase  in the number of trading  instruments,  the  number and type of market  participants, and market capitalization.

      If the Fund takes a long position in the credit  default swap note,  and there is a credit  event,  the Fund  will pay the par  amount of the bonds and the swap  counterparty  will deliver the bonds.  If the swap is on a basket of securities,  the  notional  amount of the swap is reduced by the par amount of the  defaulted  bond,  and the fixed  payments  are then  made on the  reduced notional amount.

      The Fund will invest no more than 25% of its total assets in  "unfunded"
   credit default
swaps.

      The Fund will limit its  investments  in "funded"  credit  default  swap notes to no more than 10% of its total assets.

      Other  risks of credit  default  swaps  include  the cost of paying  for credit  protection if there are no credit events,  pricing  transparency  when assessing the cost of a credit default swap,  counterparty  risk, and the need to  fund  the  delivery  obligation  (either  cash  or  the  defaulted  bonds, depending on whether the Fund is long or short the swap, respectively).

         o Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in general  interest  rates will tend to increase  their  value.  In addition, debt securities having longer maturities tend to offer higher yields,  but are subject to potentially greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect the interest income payable on those  securities  (unless the  security  pays  interest  at a  variable  rate  pegged to  interest  rate
changes).   However,  those  price  fluctuations  will  be  reflected  in  the valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

         o Special  Risks of  Lower-Grade  Securities.  The Fund can invest in lower-grade  debt  securities.  Because  lower-grade  securities tend to offer higher  yields  than  investment-grade  securities,  the Fund might  invest in lower-grade securities if the Manager is trying to achieve higher income.

      "Lower-grade" debt securities are those rated below "investment  grade,"
which  means  they have a rating  lower  than  "Baa" by  Moody's or lower than
"BBB" by  Standard  & Poor's or Fitch,  or  similar  ratings  by other  rating organizations.  If they are unrated,  and are  determined by the Manager to be of comparable  quality to debt securities rated below investment  grade,  they are considered part of the Fund's portfolio of lower-grade securities.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  below.  There is a greater  risk that the issuer may default on its obligation  to  pay  interest  or to  repay  principal  than  in the  case  of investment-grade  securities.  The issuer's low  creditworthiness may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more likely  during a period of a general  economic downturn.  An  economic  downturn  or an  increase  in  interest  rates  could severely  disrupt the market for high yield  bonds,  adversely  affecting  the values of outstanding  bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign high yield bonds,  these risks are in  addition  to the  special  risks of  foreign  investing  discussed  in the
Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock,  convertible  securities may be less subject to some of the risks of  volatility  than  non-convertible high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch  are  investment  grade and are not  regarded  as junk  bonds,  those securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions  of the  debt  security  ratings  categories  of
Moody's,  Standard  & Poor's,  and Fitch are  included  in  Appendix A to this
Statement of Additional Information.

      |X| Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment  collateralized by pools of commercial or residential mortgages.  Pools of mortgage  loans are assembled as  securities  for sale to investors  by  government  agencies or entities or by private  issuers.  These securities include  collateralized  mortgage  obligations  ("CMOs"),  mortgage pass-through securities, stripped mortgage pass-through securities,  interests in  real  estate  mortgage  investment  conduits  ("REMICs")  and  other  real estate-related securities.

      Mortgage-related  securities  that are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  government have  relatively  little credit risk  (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As  with  other  debt   securities,   the  prices  of   mortgage-related
securities tend to move inversely to changes in interest  rates.  The Fund can buy  mortgage-related  securities that have interest rates that move inversely to changes  in  general  interest  rates,  based on a  multiple  of a specific index.  Although  the value of a  mortgage-related  security  may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore, it is not possible to predict  accurately  the security's  yield.  The principal that is returned earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid  security.  Therefore,  these securities may be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have less  potential  for  appreciation  during periods of declining  interest rates, than conventional  bonds with comparable stated maturities.

      Prepayment risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can affect the value of the Fund's shares. If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium the Fund paid may be lost if there is a decline in the market value of the security,  whether that results from interest rate changes
or  prepayments  on  the  underlying  mortgages.   In  the  case  of  stripped
mortgage-related  securities,  if they experience  greater rates of prepayment than were anticipated,  the Fund may fail to recoup its initial  investment on the security.

      During  periods  of  rapidly  rising  interest  rates,   prepayments  of
mortgage-related  securities may occur at slower than expected  rates.  Slower prepayments  effectively may lengthen a mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the security to fluctuate more widely in response to changes in interest  rates.  If the  prepayments on the Fund's  mortgage-related  securities were to decrease broadly,  the Fund's sensitivity to interest rate changes would increase.

      As  with  other  debt   securities,   the  values  of   mortgage-related
securities  may be  affected  by changes  in the  market's  perception  of the creditworthiness  of the entity issuing the securities or  guaranteeing  them.
Their  values may also be affected by changes in  government  regulations  and tax policies.

         o  Collateralized   Mortgage  Obligations.   Collateralized  mortgage
obligations  or  "CMOs,"  are  multi-class  bonds  that are backed by pools of
mortgage   loans  or   mortgage   pass-through   certificates.   They  may  be
collateralized by:
(1)   pass-through  certificates  issued or guaranteed by Government  National
                Mortgage  Association  (Ginnie Mae), Federal National Mortgage
                Association  (Fannie  Mae),  or  Federal  Home  Loan  Mortgage
                Corporation (Freddie Mac),
(2)   unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
                Administration  or guaranteed  by the  Department of Veterans'
                Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a "tranche,"  is issued at a specific coupon rate and has a stated maturity or final  distribution  date.  Principal prepayments on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The principal and interest on the  underlying  mortgages may be allocated  among the several classes of a series of a CMO in different  ways. One or more tranches may have coupon rates that reset  periodically  at a specified  increase over an index.
These are floating  rate CMOs,  and  typically  have a cap on the coupon rate.
Inverse  floating  rate CMOs  have a coupon  rate  that  moves in the  reverse direction to an applicable  index. The coupon rate on these CMOs will increase as general interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X|  U.S.  Government   Securities.   These  are  securities  issued  or
guaranteed  by  the  U.S.  Treasury  or  other  U.S.  government  agencies  or federally-chartered  corporate  entities  referred to as  "instrumentalities."
The obligations of U.S. government agencies or  instrumentalities in which the
Fund can invest may or may not be  guaranteed  or supported by the "full faith and credit" of the United  States.  "Full faith and  credit"  means  generally that the taxing  power of the U.S.  government  is  pledged to the  payment of interest  and  repayment  of  principal  on a  security.  If a security is not backed by the full  faith and credit of the  United  States,  the owner of the security  must look  principally  to the agency  issuing  the  obligation  for repayment.  The owner  might not be able to assert a claim  against the United
States if the issuing agency or instrumentality does not meet its commitment.

         o U.S.  Treasury  Obligations.  These include  Treasury  bills (which have  maturities of one year or less when issued),  Treasury notes (which have maturities  of more  than one  year  and up to ten  years  when  issued),  and
Treasury  bonds (which have  maturities  of more than ten years when  issued).
Treasury  securities  are  backed by the full  faith and  credit of the United
States as to timely  payments of interest and  repayments of principal.  Other
U.S. Treasury  obligations the Fund can buy include U. S. Treasury  securities that  have  been  "stripped"  by a  Federal  Reserve  Bank,  zero-coupon  U.S.
Treasury  securities   described  below,  and  Treasury   Inflation-Protection
Securities ("TIPS").

         o Obligations  Issued or Guaranteed  by U.S.  Government  Agencies or
Instrumentalities.  These  include  direct  obligations  and  mortgage-related securities  that have different  levels of credit support from the government.
Some are supported by the full faith and credit of the U.S.  government,  such
as   Government   National   Mortgage   Association    pass-through   mortgage
certificates  (called "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain  circumstances,  such as
Federal National Mortgage  Association bonds. Others are supported only by the credit of the entity  that issued  them,  such as Federal  Home Loan  Mortgage
Corporation obligations.

         o  Mortgage-Related   U.S.  Government   Securities.   These  include
interests in pools of  residential  or  commercial  mortgages,  in the form of
collateralized   mortgage  obligations  and  other   "pass-through"   mortgage
securities.  CMOs  that are U.S.  government  securities  have  collateral  to secure  payment of interest  and  principal.  They may be issued in  different series with different interest rates and maturities.  The collateral is either in the form of mortgage  pass-through  certificates  issued or guaranteed by a
U.S. agency or instrumentality or mortgage loans insured by a U.S.  government agency.  The Fund can have  significant  amounts  of its  assets  invested  in mortgage-related U.S. government securities.

      The prices and yields of CMOs are  determined,  in part, by  assumptions about the cash flows from the rate of  payments of the  underlying  mortgages.
Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages  underlying a CMO occur faster than expected when  interest  rates  fall,  the  market  value  and yield of the CMO will be reduced.  Additionally,  the Fund may have to reinvest the prepayment proceeds in other  securities  paying  interest at lower rates,  which could reduce the
Fund's yield.

      When interest rates rise rapidly,  if prepayments occur more slowly than expected,  a short-  or  medium-term  CMO can in  effect  become  a  long-term security,  subject to greater  fluctuations in value. These are the prepayment risks  described  above and can make the  prices of CMOs  very  volatile  when interest  rates change.  The prices of  longer-term  debt  securities  tend to fluctuate more than those of  shorter-term  debt  securities.  That volatility will affect the Fund's share prices.

            o Commercial  (Privately-Issued)  Mortgage Related Securities. The
Fund can invest in commercial  mortgage-related  securities  issued by private entities.  Generally these are multi-class  debt or pass-through  certificates secured by mortgage  loans on commercial  properties.  They are subject to the credit  risk of the issuer.  These  securities  typically  are  structured  to provide  protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated  classes take the first loss if there are defaults on the  underlying  loans.  They may also be  protected  to some  extent  by  guarantees,  reserve  funds or  additional collateralization mechanisms.

         |X| Asset-Backed  Securities.  Asset-backed securities are fractional interests  in pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued  by  trusts or  special-purpose  corporations.  These securities  are  subject  to  prepayment  risks and the risk of default by the issuer as well as by the borrowers of the underlying  loans in the pool.  They are similar to mortgage-backed securities,  described above, and are backed by a pool of assets that consist of  obligations  of  individual  borrowers.  The income  from  the pool is  passed  through  to the  holders  of  participation interest  in the pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit, to try to reduce the risks that the underlying  debtors will not pay their obligations when due.

      The value of an  asset-backed  security  is  affected  by changes in the market's  perception of the asset backing the security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans, or the financial institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The risks of  investing  in asset-backed  securities are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, the
Fund would  generally have no recourse to the entity that originated the loans in the event of default by a  borrower.  The  underlying  loans are subject to prepayments,  which may  shorten the  weighted  average  life of  asset-backed securities  and may lower their  return,  in the same manner as in the case of mortgage-backed securities and CMOs, described above.

      |X|  Participation  Interests.  The Fund  can  invest  in  participation interests,  subject  to the  Fund's  limitation  on  investments  in  illiquid investments.  A participation interest is an undivided interest in a loan made by the  issuing  financial  institution  in the  proportion  that the  buyer's participation  interest bears to the total  principal  amount of the loan. Not more  than 5% of the  Fund's  net  assets  can be  invested  in  participation interests of the same borrower.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate  amount of the principal and interest payments it receives.

      Participation    interests    are   primarily    dependent    upon   the
creditworthiness  of the  borrowing  corporation,  which is  obligated to make payments  of  principal  and  interest  on the  loan.  There is a risk  that a borrower  may have  difficulty  making  payments.  If a borrower  fails to pay scheduled  interest  or  principal  payments,  the  Fund  could  experience  a reduction in its income. The value of that  participation  interest might also decline,  which could affect the net asset value of the Fund's shares.  If the issuing  financial  institution  fails to perform  its  obligations  under the participation  agreement,  the Fund might incur costs and delays in  realizing payment and suffer a loss of principal and/or interest.

      |X| Foreign  Securities.  "Foreign  securities"  include equity and debt securities  issued or  guaranteed  by  companies  organized  under the laws of countries  other  than  the  United  States  and  debt  securities  issued  or guaranteed  by  governments  other  than the  U.S.  government  or by  foreign supra-national  entities,  such as the World  Bank.  Those  securities  may be traded on foreign  securities  exchanges  or in the  foreign  over-the-counter
markets.   Securities   denominated  in  foreign  currencies  issued  by  U.S.
companies  are also  considered to be "foreign  securities."  The Fund expects to have  investments  in foreign  securities as part of its normal  investment strategy.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations,  because they  are not  subject  to  many  of the  special  considerations  and  risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  income potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking advantage of foreign  securities markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         o  Foreign  Debt  Obligations.  The  debt  obligations  of a  foreign government and its agencies and  instrumentalities may or may not be supported by the full  faith and  credit  of the  foreign  government.  The Fund can buy
securities  issued  by  certain   "supra-national"   entities,  which  include
entities   designated  or  supported  by  governments   to  promote   economic
reconstruction  or  development,   international   banking  organizations  and
related  government   agencies.   Examples  are  the  International  Bank  for
Reconstruction  and Development  (commonly called the "World Bank"), the Asian
Development bank and the Inter-American Development Bank.

      The   governmental   members  of  these   supra-national   entities  are
"stockholders" that typically make capital  contributions and may be committed to make additional capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending activities may be limited to a percentage  of its total  capital,  reserves  and net income.  There can be no assurance that the constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can  invest in U.S.  dollar-denominated  "Brady  Bonds."  These foreign  debt  obligations  may  be  fixed-rate  par  bonds  or  floating-rate discount bonds.  They are generally  collateralized in full as to repayment of principal at maturity by U.S. Treasury  zero-coupon  obligations that have the same  maturity as the Brady  Bonds.  Brady Bonds can be viewed as having three or four valuation  components:  (i) the collateralized  repayment of principal at final  maturity;  (ii) the  collateralized  interest  payments;  (iii)  the uncollateralized  interest payments;  and (iv) any uncollateralized  repayment of principal at maturity.  Those  uncollateralized  amounts constitute what is called the "residual risk."

      If there  is a  default  on  collateralized  Brady  Bonds  resulting  in acceleration of the payment  obligations of the issuer,  the zero-coupon  U.S.
Treasury  securities  held as collateral for the payment of principal will not be distributed to investors,  nor will those obligations be sold to distribute the  proceeds.  The  collateral  will be held by the  collateral  agent to the scheduled  maturity of the defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face amount of the  collateral  will equal  the  principal  payments  which  would  have then been due on the Brady
Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults  with respect to  commercial  bank loans by public and private entities of countries issuing Brady Bonds,  Brady Bonds are considered speculative investments.

      Because  the  Fund  can  purchase  securities   denominated  in  foreign
currencies,  a change  in the  value of a foreign  currency  against  the U.S.
dollar  could  result  in a  change  in the  amount  of  income  the  Fund has available for distribution.  Because a portion of the Fund's investment income may be  received in foreign  currencies,  the Fund will be required to compute its income in U.S.  dollars for  distribution to  shareholders,  and therefore the Fund will  absorb the cost of  currency  fluctuations.  After the Fund has distributed  income,  subsequent  foreign  currency  losses  may result in the
Fund's having  distributed more income in a particular  fiscal period than was available from  investment  income,  which could result in a return of capital to shareholders.

         o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or currency  devaluation,  or currency control regulations
              (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign countries  comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
              U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
              taxation, political,  financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         o Special Risks of Emerging Markets.  Emerging and developing markets abroad may also offer  special  opportunities  for  investing but have greater risks than more developed  foreign markets,  such as those in Europe,  Canada,
Australia,  New Zealand and Japan.  There may be even less  liquidity in their securities  markets,  and settlements of purchases and sales of securities may be  subject  to  additional  delays.  They are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of currency restrictions  imposed  by  local  governments.  Those  countries  may  also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.  The
Manager will  consider  these  factors  when  evaluating  securities  in these markets,  and the Fund  currently  does not  expect  to  invest a  substantial portion of its assets in emerging markets.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   Zero-Coupon   Securities.   The  Fund  can  buy   zero-coupon  and
delayed-interest  securities,  and "stripped" securities.  Stripped securities are debt  securities  whose  interest  coupons are separated from the security and sold  separately.  The  Fund can buy  different  types of  zero-coupon  or stripped  securities,  including,  among others,  foreign debt  securities and
U.S.  Treasury  notes or bonds  that  have  been  stripped  of their  interest
coupons,   U.S.   Treasury  bills  issued  without   interest   coupons,   and
certificates representing interests in stripped securities.
      Zero-coupon  securities do not make periodic  interest  payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return  determined  by the  gradual  appreciation  of the  security,  which is redeemed at face value on a specified  maturity date. This discount depends on the time remaining until maturity,  as well as prevailing  interest rates, the liquidity  of the  security  and the  credit  quality  of the  issuer.  In the absence of threats to the issuer's  credit  quality,  the  discount  typically decreases as the maturity date  approaches.  Some  zero-coupon  securities are convertible,  in that they are  zero-coupon  securities  until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally more volatile than the value of other debt  securities.  Their value may fall more dramatically than the value of interest-bearing  securities when
interest  rates  rise.  When  prevailing  interest  rates  fall,   zero-coupon
securities  tend to rise more rapidly in value  because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|  "Stripped"  Mortgage-Related  Securities.  The Fund can  invest  in stripped mortgage-related  securities that are created by segregating the cash flows from underlying  mortgage loans or mortgage  securities to create two or more  new  securities.  Each  has a  specified  percentage  of the  underlying security's  principal  or interest  payments.  These are a form of  derivative investment.

      Mortgage  securities  may be  partially  stripped  so  that  each  class receives some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the interest is  distributed  to holders of one type of security,  known as an "interest-only"  security, or "I/O," and all of the principal is distributed to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive to principal repayments  (including  prepayments)  on  the  underlying  mortgages.  If  the underlying  mortgages  experience  greater  than  anticipated  prepayments  of principal,  the Fund might not fully recoup its  investment in an I/O based on those  assets.  If  underlying  mortgages  experience  less  than  anticipated prepayments  of  principal,  the yield on the P/Os based on them could decline substantially.

      |X|  Floating  Rate  and  Variable  Rate   Obligations.   Variable  rate
obligations  may have a demand  feature  that  allows  the Fund to tender  the obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the terms of the obligations.

      The  interest  rate on a floating  rate note is  adjusted  automatically according to a stated  prevailing  market  rate,  such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard.  The instrument's rate is  adjusted  automatically  each  time the base  rate is  adjusted.  The interest  rate on a variable  rate note is also  based on a stated  prevailing market rate but is adjusted  automatically at specified intervals.  Generally, the changes in the interest rate on such securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation  is  less  than  that  for  fixed-rate obligations  of the same  maturity.  The Manager may determine that an unrated floating rate or variable rate obligation  meets the Fund's quality  standards by reason of being backed by a letter of credit or guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding  one year and upon no more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes  periodically during the life of the security on  predetermined  dates that are set when the security is issued.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund may
invest  in  securities  on a  "when-issued"  basis  and may  purchase  or sell securities on a  "delayed-delivery"  basis.  When-issued and  delayed-delivery are terms that refer to  securities  whose terms and  indenture  are available and for  which a market  exists,  but which are not  available  for  immediate delivery.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery  and  payment  for the  securities  take place at a later  date.  The securities are subject to change in value from market  fluctuations during the period until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected  by the  Manager  before  settlement  will  affect  the value of such securities  and may  cause a loss  to the  Fund.  During  the  period  between purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues  to the Fund  from the  investment  until  it  receives  the security at settlement.

      The Fund may  engage in  when-issued  transactions  to  secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the time the obligation  is  entered  into.  When the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining the Fund's net asset value. In a sale transaction,  it records the proceeds to be received.  The Fund will identify on its books liquid assets at least  equal in value to the value of the Fund's  purchase  commitments  until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions, or for temporary defensive purposes.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase  agreements  having maturities of seven days or less for defensive purposes.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the
Securities  Act of 1933,  the Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  may make it more  difficult  to value them,  and might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X| Forward Rolls.  The Fund can enter into "forward roll"  transactions with respect to  mortgage-related  securities  (also  referred to as "mortgage
dollar   rolls").   In  this   type  of   transaction,   the   Fund   sells  a
mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar security (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will  have  the same  interest  rate as the  securities  that  are  sold,  but typically  will be  collateralized  by  different  pools  of  mortgages  (with different  prepayment  histories)  than the  securities  that have been  sold.
Proceeds  from  the sale  are  invested  in  short-term  instruments,  such as repurchase agreements.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To assure its future payment of the  purchase  price,  the Fund will  identify on its books  liquid assets in an amount equal to the payment obligation under the roll.

      These  transactions  have risks.  During the period between the sale and the  repurchase,  the Fund  will  not be  entitled  to  receive  interest  and principal  payments  on the  securities  that have been sold.  It is  possible that the market value of the  securities  the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X|  Investments in Equity  Securities.  Under normal market  conditions the Fund can invest a portion of assets in common  stocks,  preferred  stocks, warrants  (which  might be  acquired  as part of a "unit" of  securities  that includes debt  securities)  and  convertible  debt  securities,  which in some cases are  considered  "equity  equivalents."  However,  it does not currently anticipate  investing  significant  amounts of its assets in equity securities as part of its normal  investment  strategy.  Certain equity securities may be selected because they may provide dividend income.

            o Risks of Investing  in Stocks.  Stocks  fluctuate in price,  and their  short-term  volatility  at times may be great.  To the extent  that the
Fund invests in equity  securities,  the value of the Fund's portfolio will be affected  by changes in the stock  markets.  Market risk can affect the Fund's net asset value per share,  which will  fluctuate  as the values of the Fund's portfolio  securities  change. The prices of individual stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its industry.

      The Fund can  invest  in  securities  of large  companies  and  mid-size companies,  but may also buy  stocks of small  companies,  which may have more volatile stock prices than large companies.

            o Convertible Securities.  While some convertible securities are a form of debt security,  in certain cases their  conversion  feature  (allowing conversion into equity  securities)  causes them to be regarded by the Manager more  as  "equity  equivalents."  As a  result,  the  rating  assigned  to the security  might have less impact on the  Manager's  investment  decision  with respect  to  convertible  securities  than  in  the  case  of  non-convertible fixed-income  securities.  Convertible  debt  securities  are  subject  to the credit risks and interest rate risks described above in "Debt Securities."

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value,  the security will behave more like an equity  security.  In that case, it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number of  shares  of common  stock of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock on a fully  diluted  basis
            (considering   the  effect  of  conversion   of  the   convertible
            securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
            substitute,"   providing  the  ability  to   participate   in  any
            appreciation in the price of the issuer's common stock.

      |_| Rights and  Warrants.  Warrants  basically  are  options to purchase equity  securities  at specific  prices  valid for a specific  period of time.
Their prices do not necessarily  move parallel to the prices of the underlying securities.  Rights  are  similar  to  warrants,  but  normally  have a  short duration  and are  distributed  directly  by the  issuer to its  shareholders.
Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      |_| Preferred  Stocks.  Preferred  stock,  unlike  common  stock,  has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends  may be  cumulative  or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions  require  all or a portion  of prior unpaid  dividends  to be paid  before  dividends  can be paid on the  issuer's common stock.  Preferred stock may be "participating"  stock, which means that it may be  entitled  to a dividend  exceeding  the stated  dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing  calls or redemptions  prior to maturity,  which also have a negative impact on prices when interest  rates decline.  The rights of preferred  stock on distribution  of a  corporation's  assets in the event of a liquidation are generally  subordinate  to the rights  associated  with a  corporation's  debt securities.  Preferred  stock  generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation.

      |X|  Loans  of  Portfolio  Securities.  To  raise  cash  for  income  or liquidity  purposes,  the Fund can lend its  portfolio  securities to brokers, dealers  and other  types of  financial  institutions  approved  by the Fund's
Board of Trustees.

      These  loans are limited to not more than 25% of the value of the Fund's total  assets.  The Fund  currently  does not  intend  to  engage  in loans of securities,  but if it does so,  such loans  will not likely  exceed 5% of the
Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of cash,  bank  letters  of  credit or  securities  of the U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X| Money Market  Instruments.  The following is a brief  description of the types of the U.S. dollar  denominated money market securities the Fund can
invest  in.  Money  market  securities  are   high-quality,   short-term  debt
instruments that may be issued by the U.S. government,  corporations, banks or other entities. They may have fixed, variable or floating interest rates.

         o U.S.  Government  Securities.  These include  obligations issued or
guaranteed   by   the   U.S.   government   or  any   of   its   agencies   or
instrumentalities, described above.

         o Bank Obligations.  The Fund can buy time deposits,  certificates of deposit and bankers' acceptances. They must be:

            o obligations  issued or guaranteed by a domestic bank  (including a foreign  branch of a domestic  bank) having total assets of at least U.S. $1 billion, or
o     obligations  of a foreign  bank with total  assets of at least  U.S.  $1 billion.

      "Banks"  include  commercial  banks,  savings banks and savings and loan associations,  which  may  or may  not  be  members  of  the  Federal  Deposit
Insurance Corporation.

         o Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top three rating  categories of Standard & Poor's and Moody's or other rating organizations.

      If  the  paper  is  not  rated,  it may  be  purchased  if  the  Manager determines  that it is comparable to rated  commercial  paper in the top three rating categories of national rating organizations.

      The Fund can buy commercial  paper,  including  U.S.  dollar-denominated securities of foreign branches of U.S. banks,  issued by other entities if the commercial  paper  is  guaranteed  as to  principal  and  interest  by a bank, government or corporation  whose  certificates of deposit or commercial  paper may otherwise be purchased by the Fund.

            o Variable  Amount Master  Demand  Notes.  Master demand notes are corporate  obligations  that permit the investment of  fluctuating  amounts by the Fund at varying rates of interest  under direct  arrangements  between the
Fund, as lender,  and the  borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The  borrower  may prepay up to the full  amount of the note  without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending  arrangements  between the lender and  borrower,  it is not  expected  that there  will be a trading  market for them.  There  is no  secondary  market  for  these  notes,  although  they are redeemable (and thus are  immediately  repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly,  the Fund's right to redeem  such  notes is  dependent  upon the  ability  of the  borrower  to pay principal and interest on demand.

      The Fund has no  limitations on the type of issuer from whom these notes will be  purchased.  However,  in  connection  with such  purchases  and on an ongoing  basis,  the Manager will  consider the earning  power,  cash flow and other  liquidity  ratios of the issuer,  and its ability to pay  principal and interest on demand,  including a situation  in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments  by the Fund in illiquid  securities,  described in the  Prospectus.  Currently,  the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some  derivative
investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.

      Among  the   derivative   investments   the  Fund  can   invest  in  are
"index-linked" or "currency-linked"  notes. Principal and/or interest payments on  index-linked  notes  depend on the  performance  of an  underlying  index.
Currency-indexed  securities  are typically  short-term  or  intermediate-term debt  securities.  Their  value at  maturity  or the  rates at which  they pay income are  determined by the change in value of the U.S.  dollar  against one or more foreign  currencies or an index. In some cases,  these  securities may pay an amount at maturity  based on a multiple  of the amount of the  relative currency  movements.  This type of index  security  offers the  potential  for increased  income or  principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other   derivative   investments   the  Fund  can  use   include   "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common  stock of the issuer or it is  payable in an amount  based on the price of the  issuer's  common  stock at the  time of  maturity.  Both  alternatives present a risk  that the  amount  payable  at  maturity  will be less than the principal  amount of the debt because the price of the  issuer's  common stock might not be as high as the Manager expected.

      |X|  Hedging.  The Fund can use hedging  instruments  although it is not obligated to use them in seeking its objective.  To attempt to protect against declines in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the  value of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment reasons,  the
Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to  increase  the  Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

            o  Futures.  The  Fund  can buy and sell  futures  contracts  that relate  to (1)  broadly-based  bond  or  other  security  indices  (these  are referred to as "financial  futures"),  (2) commodities  (these are referred to as  "commodity  futures"),  (3) debt  securities  (these  are  referred  to as
"interest rate futures"),  and (4) foreign  currencies  (these are referred to as "forward contracts").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index futures.  In some cases, these futures may be based on stocks of issuers in a  particular  industry  or  group of  industries.  A stock  index  assigns relative  values  to the  securities  included  in the  index  and  its  value fluctuates in response to the changes in value of the  underlying  securities.
A stock index  cannot be purchased or sold  directly.  Bond index  futures are similar  contracts  based on the future value of the basket of securities that comprise the index.  These contracts  obligate the seller to deliver,  and the purchaser  to  take,  cash to  settle  the  futures  transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.
Either party may also settle the  transaction  by entering  into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions,  except forward  contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

            o Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

               o Writing  Covered Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
That means the Fund must own the  security  subject to the call while the call is outstanding,  or, for calls on futures and indices, the call may be covered by segregating  liquid assets to enable the Fund to satisfy its obligations if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  identifying on it books an equivalent dollar amount of liquid assets.  The Fund will identify additional  liquid  assets  on its books to cover the call if the value of the identified  assets  drops  below  100% of the  current  value  of the  future.
Because of this asset  coverage  requirement,  in no  circumstances  would the
Fund's  receipt of an exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short  futures position, which is permitted by the Fund's hedging policies.

               o  Writing  Put  Options.  The Fund can  sell  put  options  on securities,  broadly-based securities indices, foreign currencies and futures.
A put option on  securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is  exercised,  the Fund must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise  price.  That price will usually exceed the market value of the  investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the  underlying  investment  and the  premium received  minus the sum of the exercise  price and any  transaction  costs the
Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

            o  Purchasing  Calls  and  Puts.  The Fund can  purchase  calls on securities,  broadly-based securities indices, foreign currencies and futures.
It may do so to protect  against  the  possibility  that the Fund's  portfolio will not  participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller  of a  corresponding  call on the  same  investment  during  the call period at a fixed exercise price.

      The Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities,  broadly-based  securities indices, foreign  currencies  and  futures,  whether  or not  it  owns  the  underlying investment.  When the Fund  purchases a put, it pays a premium and,  except as to puts on  indices,  has the  right to sell the  underlying  investment  to a seller  of a put on a  corresponding  investment  during  the put  period at a fixed exercise price.

      Buying a put on  securities or futures the Fund owns enables the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

            o Buying and Selling Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.

 The Fund could use these  calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by  identifying  liquid  assets  on its  books  having  a value  equal  to its obligation under the option.

            o Risks of Hedging with  Options and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

            o  Forward  Contracts.  Forward  contracts  are  foreign  currency exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative values of the U.S. dollar and a foreign  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund could enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         o Interest Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest  rate swap,  the Fund and another party exchange  their  right to receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities  that it owns.  The Fund will not enter into swaps with  respect to more than 25% of its total  assets.  Also,  the Fund will identify on its book liquid  assets  (such as cash or U.S.  government  securities)  to  cover  any amounts it could owe under  swaps that  exceed the  amounts it is  entitled to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty will default. If the counterparty  defaults, the Fund's loss will consist of the net amount of contractual  interest  payments that the Fund has
not  yet  received.   The  Manager  will  monitor  the   creditworthiness   of
counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  may  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

            o Regulatory  Aspects of Hedging  Instruments.  When using futures and  options  on  futures,  the Fund is  required  to operate  within  certain guidelines and restrictions  with respect to the use of futures as established by the  Commodities  Futures Trading  Commission (the "CFTC").  In particular, the Fund is exempted  from  registration  with the CFTC as a  "commodity  pool operator" if the Fund  complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets that may be used for futures  margin and related  options  premiums for a bona fide hedging position.  However,  under the Rule, the Fund must limit its aggregate initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for  hedging  strategies  that are not  considered  bona fide hedging  strategies  under the Rule.  Under the Rule,  the Fund must also use short  futures  and  options  on  futures  solely  for bona  fide  hedging purposes  within the meaning and intent of the  applicable  provisions  of the
Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must  maintain  liquid  assets in an amount  equal to the market  value of the securities underlying the future, less the margin deposit applicable to it.

            o Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:

(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate  will  fluctuate  from  year to  year,  and the  Fund  expects  to have a portfolio turnover rate of more than 100% annually.

      Increased   portfolio  turnover  may  result  in  higher  brokerage  and transaction  costs for the Fund,  which may  reduce its  overall  performance.
Additionally,   the  realization  of  capital  gains  from  selling  portfolio securities may result in distributions of taxable  long-term  capital gains to shareholders,  since  the Fund will  normally  distribute  all of its  capital gains  realized  each year,  to avoid excise taxes under the Internal  Revenue
Code.

      |X| Temporary  Defensive and Interim  Investments.  In times of unstable or adverse  market or economic  conditions,  the Fund can invest up to 100% of its assets in temporary  defensive  investments that are inconsistent with the
Fund's  principal  investment  strategies.   Generally,  they  would  be  cash
equivalents (such as commercial paper),  money market instruments,  short-term debt securities,  U.S. Government securities,  or repurchase agreements.  They could  include other  investment-grade  debt  securities.  The Fund might also hold these types of  securities  pending the  investment  of proceeds from the
sale  of  Fund  shares  or  portfolio   securities  or  to  meet   anticipated
redemptions  of Fund  shares.  To the extent the Fund invests  defensively  in these securities,  it might not achieve its investment  objective of seeking a high level of current income.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

         o The Fund  cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own more than 10% of that  issuer's  voting securities.  That restriction  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities or securities of other investment companies.

         o The Fund cannot  concentrate its investments  (that means it cannot invest  25% or more of its total  assets)  in any one  industry.  Gas,  water, electric and telephone  utilities are considered to be separate industries for this purpose.

         o  The  Fund  cannot  make  loans  except  (a)  through   lending  of
securities,  (b) through the purchase of debt instruments or similar evidences of  indebtedness,  (c)  through  an  inter-fund  lending  program  with  other affiliated funds, and (d) through repurchase agreements.

         o The Fund  cannot  invest  in real  estate or real  estate  mortgage loans.  However,  the Fund can purchase and sell securities  issued or secured by  companies  that  invest  in or deal in real  estate or  interests  in real estate.

         o The Fund cannot underwrite securities.  A permitted exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  The Fund may  borrow  only from  banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy, the Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

         o The Fund  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for  which  assets  of the Fund are designated as segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      For purposes of the Fund's policy not to  concentrate  its  investments, the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional Information. That is not a fundamental policy.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      |X|  Does  the  Fund   Have   Additional   Restrictions   That  Are  Not
"Fundamental" Policies?

      The Fund has an additional  operating policy that is not  "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval:

      o The Fund cannot invest in securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or acquisition of assets.

How the Fund is Managed

Organization and History. The Fund is a series of Oppenheimer  Integrity Funds
(referred to as the Fund's parent Trust in this  document).  The Fund's parent
Trust was  established in 1982 as MassMutual  Liquid Assets Trust, an open-end diversified  management  investment  company,  with  an  unlimited  number  of authorized  shares of beneficial  interest.  The Fund was  reorganized  from a closed-end investment company called MassMutual Income Investors,  Inc. into a series of the Trust on April 15, 1988. The Fund and the Trust were  originally
managed  by  Massachusetts   Mutual  Life  Insurance  Company,  the  Manager's
indirect  parent  company.  On March 29, 1991,  the Manager  became the Fund's investment  advisor,  and the Trust changed its name to Oppenheimer  Integrity
Funds.  The Fund was then called  Oppenheimer  Investment  Grade Bond Fund and changed its name to Oppenheimer Bond Fund on July 10, 1995.

      The Fund is governed by the Board of Trustees of its parent  Trust.  The
Board is  responsible  for  protecting  the  interests of  shareholders  under
Massachusetts  law.  The Trustees  meet  periodically  throughout  the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      |X| Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held 7 meetings during the fiscal year ended December 31, 2002.  The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the
Fund's independent auditors and its independent Trustees.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 7 meetings during the fiscal year ended December
31, 2002.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.
The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company
Act and other applicable law.

Trustees and Officers of the Fund. Except Mr. Murphy, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act. Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer   Main  Street   Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Manioudakis, Masterson, Molleur, Vottiero, Wixted and
Zack, and Mses. Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund.  As of January 30, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.  In addition, each Independent
Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

      |X| Affiliated Transactions and Material Business Relationships.  In
2001, Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Company ("OAC") (the Manager's parent holding company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

   Independent
     Trustees

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,    Formerly,    Chief   Executive   Officer Over      Over
Chairman and       (until  August 27, 2002) of the Board II
Trustee since 1990 Funds,  Vice Chairman  (until January 2,
Age: 69            2002) of the Manager and  President  and
                   a director  (until  1997) of  Centennial
                   Asset    Management    Corporation    (a $100,000  $100,000
                   wholly-owned     investment     advisory
                   subsidiary of the Manager).  Oversees 41
                   portfolios   in   the   OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman   of  the   following   private $0        $50,001-
Armstrong,         mortgage   banking   companies:   Cherry
Trustee since 1999 Creek  Mortgage  Company  (since  1991),
Age: 65            Centennial    State   Mortgage   Company
                   (since  1994),   The  El  Paso  Mortgage
                   Company    (since    1993),    Transland
                   Financial  Services,  Inc. (since 1997);
                   Chairman   of  the   following   private
                   companies:   Great  Frontier   Insurance
                   (insurance    agency)    (since   1995),
                   Ambassador    Media    Corporation   and
                   Broadway   Ventures   (since  1984);   a
                   director   of   the   following   public
                   companies:       Storage      Technology
                   Corporation      (computer     equipment
                   company)   (since  1991),   Helmerich  &
                   Payne,     Inc.     (oil     and     gas
                   drilling/production    company)   (since           $100,000
                   1992),      UNUMProvident     (insurance
                   company) (since 1991).  Mr. Armstrong is
                   also  a   Director/Trustee   of   Campus
                   Crusade   for  Christ  and  the  Bradley
                   Foundation.    Formerly    Director   of
                   International    Family    Entertainment
                   (television   channel)  (1992-1997)  and
                   Natec  Resources,  Inc.  (air  pollution
                   control  equipment and services company)
                   (1991-1995),  Frontier Real Estate, Inc.
                   (residential   real  estate   brokerage)
                   (1994-1999),  and Frontier  Title (title
                   insurance  agency)  (1995-June  1999); a
                   U.S.   Senator   (January   1979-January
                   1991).  Oversees  41  portfolios  in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,    Formerly,   Director  and  President  of $0        $1 -$10,000
Trustee since 1993 A.G.  Edwards  Capital,   Inc.  (General
Age: 71            Partner of private  equity funds) (until
                   February 2001); Chairman,  President and
                   Chief Executive  Officer of A.G. Edwards
                   Capital,  Inc. (until March 2000);  Vice
                   Chairman and  Director of A.G.  Edwards,
                   Inc. and Vice  Chairman of A.G.  Edwards
                   &  Sons,  Inc.  (its  brokerage  company
                   subsidiary)    (until    March    1999);
                   Chairman of A.G.  Edwards  Trust Company
                   and A.G.E. Asset Management  (investment
                   advisor)  (until  March  1999);   and  a
                   Director  (until  March  2000)  of  A.G.
                   Edwards  & Sons and A.G.  Edwards  Trust
                   Company.  Oversees 41  portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Formerly  (until  April  1999):   Senior $50,001-$1Over00
Trustee since 2001 Vice  President  (from  September  1987)
Age: 66            and  Treasurer  (from March 1985) of the
                   Manager;   Vice  President   (from  June
                   1983) and  Treasurer  (since March 1985)
                   of  OppenheimerFunds  Distributor,  Inc.
                   (a subsidiary  of the  Manager);  Senior
                   Vice President  (since  February  1992),
                   Treasurer  (since  July 1991)  Assistant
                   Secretary   and   a   director    (since
                   December   1991)  of  Centennial   Asset
                   Management  Corporation;  Vice President
                   (since   October   1989)  and  Treasurer
                   (since April 1986) of HarbourView  Asset
                   Management  Corporation  (an  investment
                   advisory  subsidiary  of  the  Manager);
                   President,   Treasurer  and  a  director
                   (June  1989-January  1990) of Centennial
                   Capital   Corporation   (an   investment
                   advisory  subsidiary  of  the  Manager);
                   Vice  President  and  Treasurer   (since
                   August 1978) and Secretary  (since April
                   1981) of Shareholder  Services,  Inc. (a
                   transfer   agent   subsidiary   of   the
                   Manager); Vice President,  Treasurer and
                   Secretary   (since   November  1989)  of           $100,000
                   Shareholder Financial Services,  Inc. (a
                   transfer   agent   subsidiary   of   the
                   Manager);   Assistant  Treasurer  (since
                   March 1998) of  Oppenheimer  Acquisition
                   Corp.     (the     Manager's      parent
                   corporation);  Treasurer (since November
                   1989)   of    Oppenheimer    Partnership
                   Holdings,   Inc.   (a  holding   company
                   subsidiary   of   the   Manager);   Vice
                   President  and  Treasurer   (since  July
                   1996)   of   Oppenheimer    Real   Asset
                   Management,    Inc.    (an    investment
                   advisory  subsidiary  of  the  Manager);
                   Chief  Executive  Officer  and  director
                   (since   March   1996)  of   MultiSource
                   Services,    Inc.    (a    broker-dealer
                   subsidiary  of the  Manager);  Treasurer
                   (since       October       1997)      of
                   OppenheimerFunds  International Ltd. and
                   Oppenheimer    Millennium    Funds   plc
                   (offshore fund  management  subsidiaries
                   of the Manager).  Oversees 41 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron, A  member  of The  Life  Guard  of Mount $0        $50,001-
Trustee since 2001 Vernon,  George Washington's home (since
Age: 64            June 2000).  Formerly  (March 2001 - May
                   2002)  Director of Genetic ID, Inc.  and
                   its   subsidiaries   (a  privately  held
                   biotech   company);   a   partner   with
                   PricewaterhouseCoopers     LLP     (from
                   1974-1999)  (an  accounting   firm)  and
                   Chairman   (from    1994-1998),    Price
                   Waterhouse    LLP   Global    Investment
                   Management   Industry   Services  Group.
                   Oversees    41    portfolios    in   the
                   OppenheimerFunds complex.                          $100,000

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Chairman  and  Director  (since 1998) of $0        Over
Trustee since 1997 Rocky   Mountain   Elk   Foundation   (a           $100,000
Age: 61            not-for-profit   foundation);    and   a
                   director  (since  October  1999) of P.R.
                   Pharmaceuticals    (a   privately   held
                   company)    and     UNUMProvident    (an
                   insurance   company)   (since   June  1,
                   2002).  Formerly Chairman and a director
                   (until  October  1996) and President and
                   Chief  Executive  Officer (until October
                   1995) of the Manager;  President,  Chief
                   Executive  Officer  and  a  director  of
                   Oppenheimer      Acquisition      Corp.,
                   Shareholders     Services    Inc.    and
                   Shareholder  Financials  Services,  Inc.
                   (until   October   1995).   Oversees  41
                   portfolios   in   the   OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a $0         Over
Trustee since 1996  non-profit   charity)  (since   September            $100,000
Age: 62             1984).  A trustee  or  director  of other
                    Oppenheimer   funds.    Formerly   (until
                    October  1994) Mr.  Freedman held several
                    positions  in  subsidiary  or  affiliated
                    companies  of the  Manager.  Oversees  41
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly          L. Trustee   (since   1996)  of   MassMutual $01        $10,001 -
Hamilton,           Institutional  Funds  and of  MML  Series            $50,0001
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 56             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    40    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Director    (since    2001)    of   Jones Over       Over
Trustee since 2002  Knowledge,   Inc.   (a   privately   held $100,0001  $100,0001
Age: 58             company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 40  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2001  Investment   Fund  (open-end   investment
Age: 60             companies);  Trustee and Chairman  (since
                    May  1987)  of the  investment  committee
                    for  the  Worcester  Polytech  Institute;
                    President  and Treasurer  (since  January
                    1999) of the SIS Fund (a private  not for
                    profit charitable  fund);  Trustee (since
                    1995)  of  the  Springfield  Library  and
                    Museum Association;  Trustee (since 1996)
                    of  the   Community   Music   School   of
                    Springfield;  Member  of  the  investment
                    committee of the Community  Foundation of
                    Western   Massachusetts   (since   1998).
                    Formerly,   Chairman  (January  1999-July
                    1999)  of  SIS  &  Family  Bank,   F.S.B.
                    (formerly  SIS  Bank);  President,  Chief
                    Executive   Officer  and  Director   (May
                    1993-December   1998)  of  SIS  Bankcorp,
                    Inc. and SIS Bank  (formerly  Springfield
                    Institution  for Savings)  and  Executive
                    Vice President  (January  1999-July 1999)
                    of  Peoples  Heritage   Financial  Group,
                    Inc.   Oversees  41   portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 53            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    69     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Manioudakis,  Molleur and Zack and Ms. Feld, 498 Seventh Avenue, New
York, NY 10018, for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt
and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Angelo Manioudakis,     Senior Vice President of the Manager (since April 2002); an
Vice President and      officer of 12 portfolios in the OppenheimerFunds complex;
Portfolio Manager       formerly Executive Director and portfolio manager for
since 2002              Miller, Anderson & Sherrerd, a division of Morgan Stanley
Age:  36                Investment Management (August 1993-April 2002).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer,    Principal the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial           and Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting      Officer Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000); Treasurer and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 39                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                 Senior  Vice  President   (since  May  1985)  and
Vice President & Secretary      General  Counsel  (since  February  2002)  of the
since 2001                      Manager;  General  Counsel and a director  (since
Age: 54                         November 2001) of  OppenheimerFunds  Distributor,
                                Inc.;  Senior Vice President and General  Counsel
                                (since   November  2001)  of  HarbourView   Asset
                                Management  Corporation;  Vice  President  and  a
                                director  (since  November  2000) of  Oppenheimer
                                Partnership    Holdings,    Inc.;   Senior   Vice
                                President,  General Counsel and a director (since
                                November  2001) of  Shareholder  Services,  Inc.,
                                Shareholder   Financial   Services,   Inc.,   OFI
                                Private  Investments,   Inc.,  Oppenheimer  Trust
                                Company and OFI  Institutional  Asset Management,
                                Inc.;  General  Counsel (since  November 2001) of
                                Centennial   Asset  Management   Corporation;   a
                                director  (since  November  2001) of  Oppenheimer
                                Real Asset Management,  Inc.; Assistant Secretary
                                and  a   director   (since   November   2001)  of
                                OppenheimerFunds    International    Ltd.;   Vice
                                President     (since     November     2001)    of
                                OppenheimerFunds   Legacy   Program;    Secretary
                                (since November 2001) of Oppenheimer  Acquisition
                                Corp.;  formerly Acting General Counsel (November
                                2001-February   2002)   and   Associate   General
                                Counsel (May  1981-October  2001) of the Manager;
                                Assistant  Secretary  of  Shareholder   Services,
                                Inc.  (May   1985-November   2001),   Shareholder
                                Financial Services,  Inc. (November 1989-November
                                2001);  OppenheimerFunds  International  Ltd. And
                                Oppenheimer   Millennium   Funds   plc   (October
                                1997-November  2001). An officer of 85 portfolios
                                in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy) are affiliated  with the Manager and receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended  December
31, 2002. Mr. Swain was affiliated with the Manager until 2002. The compensation from all of the  Board II Funds  (including  the Fund)  represents  compensation received  as a  director,  trustee,  managing  general  partner  or  member of a committee of the Board during the calendar year 2002.

--------------------------------------------------------------------------------

Trustee Name and Other Fund                Aggregate       Total Compensation
                                                           From Fund and Fund
                                            nsation from     Complex Paid to
Position(s) (as applicable)            Compe Fund1              Trustees*

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                            $3,903                $177,996
Chairman of the Board of Trustees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $2,109                $92,076
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $2,021                $92,199
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $1,998                $91,124
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $2,187                $99,743
Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $2,074                $94,590
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $2,021                $92,199
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton2                         $1,2793              $113,6594
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone2                         $1,2795               $58,326
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.                  $1,998               $138,1246
Review Committee Member

-------------------------------------------------------------------------------

Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the  fiscal  year ended  December  31,
2002,  Mr.  Kast  received  $909  and Mr.  Kirchner  received  $833  aggregate compensation  from the Fund.  For the calendar  year ended  December 31, 2002,
Mr.  Kast  received   $41,451  and  Mr.   Kirchner   received   $38,001  total
compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1. Aggregate  Compensation From Fund includes fees and deferred  compensation, if any, for a Trustee.
2. Mrs.  Hamilton  and Mr.  Malone  were  elected as  Trustees of the Board II
Funds effective June 1, 2002.  Compensation  for Mrs.  Hamilton and Mr. Malone
was paid by all the Board II Funds,  with the exception of Oppenheimer  Senior
Floating  Rate Fund for which they  currently do not serve as Trustees  (total of 40 Oppenheimer funds).
3. Includes $636 deferred under Deferred Compensation Plan described below.
4. Includes $55,333  compensation (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series
Investment  Fund) the  investment  adviser  for which is the  indirect  parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to
the   MassMutual   International   Equity   Fund,   a  series  of   MassMutual
Institutional Funds.
5. Includes $1,279 deferred under Deferred Compensation Plan described below.
6.  Includes  $47,000 of  compensation  paid to Mr.  Marshall for serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML  Series  Investment  Fund)  the  investment  adviser  for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the
Sub-Advisor  to  the  MassMutual   International  Equity  Fund,  a  series  of
MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be
part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  Independent  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the  performance  of the  selected  funds.  As of the  December 31,
2001 none of the Independent Trustees has elected to participate in the plan.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of January 30,  2003,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding securities were:

     RPSS TR Road Scholar  Transport,  401(k) Plan,  Attn.:  Matthew Sullivan.
     P.O.  Box  599,  Clarks  Summit,   Pennsylvania  18411-0599  which  owned
     84,173,.113  Class N shares  (representing  6.81%  of the  Class N shares then outstanding);

     Oppenheimer  Capital  Preservation  Fund,  Attn.:  Brian Wixted,  6803 S.
     Tucson Way,  Englewood,  Colorado  80112-3924  which owned  2,562,941.741
     Class  Y  shares   (representing  96.48%  of  the  Class  Y  shares  then
     outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov.  Copies may be obtained, after paying a duplicating  fee,  by  electronic  request at the  following  e-mail  address:
publicinfo@sec.gov,  or by  writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's Fixed-Income Portfolio Team provide the  portfolio  managers  with  counsel  and  support in  managing  the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest,  taxes,  brokerage  commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian  and transfer  agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including litigation costs. The management fees paid by the Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion  of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------

  Fiscal Year ended 12/31:     Management Fees Paid to OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            2000                                 $2,308,545

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            2001                                 $2,896,294

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            2002                                 $3,389,414

-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith or gross  negligence in the  performance of its duties or reckless  disregard  of its  obligations  and duties  under the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains by reason of good faith  errors or  omissions  on its part with respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

      Until March 1991,  Massachusetts  Mutual Life Insurance  Company was the
Fund's investment  advisor.  The Manager became the Fund's investment  advisor
March 28, 1991, and the Manager engaged  MassMutual as sub-advisor  from March
28, 1991 until July 10, 1995.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund and
Counsel to the Independent Trustees who assisted the Board in its deliberations.  The Fund's Counsel and Counsel to the Independent Trustees is
independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful  deliberation,  the Board of concluded  that it was in the best interest of  shareholders to continue the investment  advisory  agreement for another year. In arriving at a decision,  the Board did not single out any one factor or group of factors as being  more  important  than other  factors,
but  considered  all  factors  together.   The  Board  judged  the  terms  and
conditions of the  investment  advisory  agreement,  including the  investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily  for  effecting  transactions  in listed  securities  or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions  are  paid  only if it  appears  likely  that a  better  price  or execution  can be  obtained  by doing so. In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase  or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

------------------------------------------------------------------------------

  Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1

------------------------------------------------------------------------------
------------------------------------------------------------------------------

            2000                                 $145,105

------------------------------------------------------------------------------
------------------------------------------------------------------------------

            2001                                 $480,160

------------------------------------------------------------------------------
------------------------------------------------------------------------------

            2002                                 $275,4092

------------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
2. During the fiscal year ended 12/31/02,  the amount of transactions directed to brokers  for  research  services  was $0 and the amount of the  commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering  of the  different  classes  of shares of the Fund.  The  Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares.  Expenses  normally  attributable  to sales are borne by the
Distributor.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------

Fiscal       Aggregate         Class A
                              Front-End
Year      Front-End Sales   Sales Charges
Ended        Charges on      Retained by
 12/31:    Class A Shares    Distributor

-------------------------------------------
-------------------------------------------

  2000        $392,363        $114,454

-------------------------------------------
-------------------------------------------

  2001       $1,391,486       $501,793

-------------------------------------------
-------------------------------------------

  2002       $1,617,689       $560,9601

-------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

------------------------------------------------------------------------------

Fiscal     Concessions on   Concessions on   Concessions on   Concessions on
Year       Class A Shares   Class B Shares   Class C Shares   Class N Shares
Ended       Advanced by      Advanced by      Advanced by      Advanced by
 12/31:     Distributor1     Distributor1     Distributor1     Distributor1

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2000        $77,167          $621,176         $64,587            N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2001        $156,331        $2,403,539        $286,901         $20,421

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002        $160,349        $2,110,998        $306,867         $85,2932

------------------------------------------------------------------------------

1. The Distributor  advances  concession payments to dealers for certain sales of Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.          The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------

              Class A          Class B          Class C          Class N
Fiscal       Contingent       Contingent       Contingent       Contingent
Year       Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges Retained Charges Retained Charges Retained Charges Retained
  12/31    By Distributor   By Distributor   By Distributor   By Distributor

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2000         $5,711          $353,390          $8,040            N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2001        $26,759          $285,551         $13,163            $45

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002        $15,578          $903,519         $37,637          $29,346

------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each  plan  has  been  approved  by a vote  of the  Board  of  Trustees,
including a majority of the Independent Trustees2,   cast  in   person   at  a
meeting called for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own

---------------------------------------------------------------------------------

                                    Fund)  to  make   payments   to   brokers,
dealers or other financial  institutions  for  distribution  and  administrative services  they  perform.  The Manager may use its profits  from the advisory fee it receives from the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      In their sole discretion,  the Distributor and the Manager may increase or decrease  the  amount of  payments  they make from their own  resources  to plan recipients.

      Unless a plan is  terminated  as described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the  purpose of voting on  continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the Independent  Trustees or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the  outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments to a plan. An amendment to increase  materially  the amount of  payments to be made under a plan must be  approved  by  shareholders  of the
class  affected  by  the   amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert  into Class A shares 72 months after  purchase,  the Fund must  obtain  the  approval  of both  Class A and  Class  B  shareholders  for a proposed material  amendment to the Class A Plan that would materially  increase payments  under the Plan.  That approval must be by a "majority"  (as defined in the Investment  Company Act) of the shares of each class,  voting  separately by class.

      While the Plans are in effect,  the  Treasurer  of the Fund shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made under a plan and the purpose for which the payments were made.

      Each plan states that while it is in effect,  the selection and nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the  involvement  of others in the selection and  nomination  process as long as the final  decision as to selection or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers  who  hold  Class  A  shares.  The  services  include,  among  others, answering  customer  inquiries  about the Fund,  assisting in  establishing  and maintaining  accounts in the Fund,  making the Fund's investment plans available and  providing  other  services at the  request of the Fund or the  Distributor.
While the plan permits the Board to  authorize  payments to the  Distributor  to reimburse  itself for  services  under the plan,  the Board has not yet done so, except in the case of the special  arrangement  described below. The Distributor makes  payments  to plan  recipients  quarterly  at an annual rate not to exceed
0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect  to  purchases  of Class A shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to Recipients in advance for the first year  after the  shares  are  purchased.  During  the first  year the shares are sold, the Distributor  retains the service fee to reimburse itself for the costs of distributing  the shares.  After the first year shares are  outstanding,  the
Distributor  makes  service  fee  payments  to  Recipients  quarterly  on  those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for the  advance  service  fee payment.  If Class A shares purchased by grandfathered  retirement  accounts are redeemed  during the first year  after  their  purchase,  the  Recipient  of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended  December 31, 2002,  payments  under the Class A
Plan totaled  $776,718,  of which $753 was retained by the Distributor under the arrangement  described above, and included  $127,114 paid to an affiliate of the
Distributor's parent company.  Any unreimbursed  expenses the Distributor incurs with  respect  to Class A shares  in any  fiscal  year  cannot be  recovered  in subsequent  years. The Distributor may not use payments received under the Class
A Plan  to pay  any  of  its  interest  expenses,  carrying  charges,  or  other financial costs, or allocation of overhead.

      |X| Class B,  Class C and  Class N Service  and  Distribution  Plan  Fees.
Under the  Class B,  Class C and Class N plans,  service  fees and  distribution fees,  are  computed  on the  average  of the net  asset  value of shares in the respective  class,  determined  as of the  close of each  regular  business  day during the period.  Each plan provides for the  Distributor to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund  under the plan  during the period for which the fee is paid. The types of services that  recipients  provide for the service fee are  similar  to the  services  provided  under  the  Class A  service  plan described above.

      The Class B, Class C and Class N plans  permit the  Distributor  to retain both the  asset-based  sales  charges and the service fees or to pay  recipients the service fee on a quarterly basis,  without payment in advance.  However, the
Distributor  currently  intends to pay the service fee to  recipients in advance for the first year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor makes service fee payments  quarterly on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for the  advance  service  fee payment.  If Class B,  Class C or Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      The  asset-based  sales charge and service fees increase Class B and Class
C expenses  by 1.00% and Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor  retains the asset-based sales charge on Class B and Class
N shares.  The  Distributor  retains  the  asset-based  sales  charge on Class C
shares  during  the  first  year  the  shares  are  outstanding.   It  pays  the
asset-based  sales charge as an ongoing  commission  to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special agreement with the  Distributor,  the  Distributor  will pay the  Class B,  Class C, or Class N service  fee and the  asset-based  sales  charge on Class C shares to the dealer quarterly in lieu of paying the sales  commissions and service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B,  Class C and  Class N shares allow  investors to buy shares  without a front-end  sales charge while allowing the Distributor to compensate  dealers that sell those shares. The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales  commissions  to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may make  payment of sales  commissions  and/or the advance of the service fee  payment  to  recipients  under  the  plans,  or may  provide  such
         financing   from  its  own  resources  or  from  the  resources  of  an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class N shares, and
o     bears the costs of sales literature,  advertising and prospectuses  (other than those  furnished  to current  shareholders)  and state  "blue sky"
         registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B, Class
         C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

      The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales  charges  collected on redeemed  shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is  terminated  by the Fund,  the
Board of  Trustees  may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor to compensate it for its expenses  incurred for distributing  shares  before the plan was  terminated.  All  payments  under the
Class B,  Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association  of Securities  Dealers,  Inc. on
payments of asset-based sales charges and service fees.

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 12/31/02

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class:            Total         Amount        Distributor's      Distributor's
                                                Aggregate        Unreimbursed
                                               Unreimbursed    Expenses as % of
                Payments      Retained by     Expenses Under     Net Assets of
               Under Plan     Distributor          Plan              Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan   $1,871,911     $1,555,3111       $5,560,765           2.55%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $754,382       $349,8942        $1,229,865           1.35%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Plan     $35,228       $33,8353          $192,084            1.70%

---------------------------------------------------------------------------------

1. Includes $16,749 paid to an affiliate of the Distributor's parent company.
2. Includes $12,743 paid to an affiliate of the Distributor's parent company.
3. Includes $554 paid to an affiliate of the Distributor's parent company.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "standardized  yield,"
"dividend  yield," "average annual total return,"  "cumulative  total return,"
"average  annual  total  return at net asset  value" and "total  return at net asset value." An  explanation  of how yields and total returns are  calculated is set forth  below.  The charts below show the Fund's  performance  as of the
Fund's  most  recent  fiscal  year end.  You can  obtain  current  performance information  by calling  the Fund's  Transfer  Agent at  1.800.225.5677  or by
visiting the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may also be  shown, provided  that they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      o Yields and total returns  measure the  performance  of a  hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.

      o The Fund's  performance  returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o An  investment  in the Fund is not  insured  by the FDIC or any  other government agency.

      o The  principal  value of the Fund's  shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

      o When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.

      o  Yields  and  total  returns  for  any  given  past  period  represent historical performance  information and are not, and should not be considered, a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different kinds of expenses each class bears.

The yields and total  returns of each class of shares of the Fund are affected by market conditions,  the quality of the Fund's investments,  the maturity of those investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different  yields to  illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

         o Standardized  Yield. The "standardized  yield" (sometimes  referred to just as  "yield")  is shown  for a class  of  shares  for a  stated  30-day period.  It is  not  based  on  actual  distributions  paid  by  the  Fund  to shareholders in the 30-day period,  but is a hypothetical yield based upon the net investment  income from the Fund's portfolio  investments for that period.
It may  therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

                        STANDARD YIELD = 2 (A-B + 1) - 1
                                           -----
                                            CD

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a particular  30-day period may differ from the yield for other  periods.  The SEC formula  assumes that the  standardized yield for a 30-day  period  occurs at a constant  rate for a six-month  period and is annualized at the end of the six-month  period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized  yields of the  Fund's  classes  of shares  will  differ  for any
30-day period.

         o  Dividend  Yield.  The Fund may quote a  "dividend  yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the  yield)  and  divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

   Dividend Yield=dividends paid x 12/maximum offering price (payment date)

      The  maximum  offering  price for Class A shares  includes  the  current maximum initial sales charge.  The maximum offering price for Class B, Class C and Class N shares is the net asset value per share,  without  considering the effect of  contingent  deferred  sales  charges.  There is no sales  charge on
Class Y  shares.  The  Class A  dividend  yield  may  also be  quoted  without deducting the maximum initial sales charge.

  -----------------------------------------------------------------------------

            The Fund's Yields for the 30-Day Periods Ended 12/31/02

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class of          Standardized Yield                 Dividend Yield
  Shares

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

                 Without           After          Without           After
                  Sales            Sales           Sales            Sales
                  Charge          Charge           Charge          Charge

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class A         3.78%            3.59%           3.91%            3.72%

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class B         3.01%             N/A            3.14%             N/A

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class C         3.04%             N/A            3.17%             N/A

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class N         3.36%             N/A            3.52%             N/A

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class Y         4.16%             N/A            4.32%             N/A

  -----------------------------------------------------------------------------

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 4.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales  charge is  deducted  for  returns  for the 1-year  period.  For Class N shares,  the 1% contingent  deferred  sales charge is deducted for returns for the one year  period.  Class N total  returns may also be  calculated  for the periods prior to 3/1/01 (the inception date for Class N shares),  based on the
Fund's  Class A returns,  adjusted to reflect  the higher  Class N 12b-1 fees.
There is no sales charge for Class Y shares.

                        ERV -1 = AVERAGE ANNUAL TOTAL RETURN
                        ------
                          P

         o Average Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/02

--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                 1-Year         5-Year        10-Year
                                                            (or life of
                                                               class)

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     2.58%          1.55%          3.07%1

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   2.86%          2.00%          3.24%1
Distributions and
Redemption of Fund Shares

--------------------------------------------------------------------------

   1. Inception date of Class A: 4/15/88

         o Cumulative Total Return. The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P = TOTAL RETURN
                        --------
                           P

         o Total  Returns at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or
Class N shares.  There is no sales charge on Class Y shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the  period for a  hypothetical  investment  in that class of shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/02

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class of    Cumulative Total            Average Annual Total Returns
           Returns (10 Years
                   or
           Life-of-Class, if
Shares           Less)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  1-Year           5-Year           10-Year
                                                     (or              (or
                                               Life-of-Class,   Life-of-Class,
                                                  if Less)         if Less)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           After     Without  After   Without After    Without  After   Without
           Sales     Sales    Sales   Sales   Sales    Sales    Sales   Sales
           Charge    Charge   Charge  Charge  Charge   Charge   Charge  Charge

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A     76.60%1   85.41%   4.84%  10.06%   4.28%    5.30%    5.85%   6.37%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B     67.12%2   67.12%   4.26%   9.26%   4.18%    4.49%    5.46%   5.46%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C     47.09%3   47.09%   8.26%   9.26%   4.50%    4.50%    5.30%   5.30%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N     13.21%4   13.21%   8.73%   9.73%   7.00%    7.00%     N/A     N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y     30.88%5   30.88%  10.58%  10.58%   5.92%    5.92%     N/A     N/A

--------------------------------------------------------------------------------

1. Inception of Class A:  4/15/88.
2.  Inception of Class B: 5/3/93.  Because  Class B shares  convert to Class A shares  72 months  after  purchase,  the  "life-of-class"  return  for Class B shares uses Class A performance for the period after conversion.
3. Inception of Class C:  7/11/95.
4. Inception of Class N: 3/1/01.
5. Inception of Class Y:  4/27/98.

      |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on  investment  styles.  The Lipper  performance  rankings  are based on total returns  that  include the  reinvestment  of capital  gain  distributions  and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

         o  Morningstar  Ratings.  From time to time the Fund may  publish the rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds
in   their   specialized    market   sector.   The   Fund   is   rated   among
intermediate-term bond funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of  funds in each  category  receive  5  stars,  the next  22.5%  receive 4 stars,  the next 35%  receive 3 stars,  the next  22.5%
receive 2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted  as a fraction  of one fund  within  this scale and rated  separately, which  may cause  slight  variations  in the  distribution  percentages.)  The
Overall  Morningstar  Rating for a fund is derived from a weighted  average of the  performance  figures  associated with its three-,  five-and  ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time, the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the
Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
   (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
   Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Champion Income Fund          Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Global Growth & Income Fund   Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund                                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund  OSM1 - Jennison Growth Fund
                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Limited Term Municipal Fund   Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  Focus  Growth
Fund                                      Fund
Oppenheimer Main Street Opportunity Fund  OSM1 - QM Active Balanced Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - Salomon Brothers All Cap Fund
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and Oppenheimer Senior Floating Rate Fund. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of
Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.
OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|         Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of The Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund.  Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
         Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.]

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the
Fund that were redeemed may not include the amount of the sales charge paid.
That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.
If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated
below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange
Plan. The minimum amount that may be exchanged to each other fund account is
$50. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|         Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn,  the investor's  principal may be depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:

      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
                      ----------------------------------------------------------

Centennial Government Trust             Oppenheimer Money Market Fund, Inc.

                      ----------------------------------------------------------

      Centennial Money Market Trust

------------------------------------------------------------------------------

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer International Small
      Municipals                              Company Fund
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Gold & Special Minerals     Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund     Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|         Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer  Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|         Qualification as a Regulated Investment Company.  The Fund
has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      |X|         Excise Tax on Regulated Investment Companies. Under the
Internal Revenue Code, by December 31 each year, the Fund must distribute 98%
of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|         Taxation of Fund Distributions.  The Fund anticipates
distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      |X|         Tax Effects of Redemptions of Shares. If a shareholder
redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the
Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X|         Foreign Shareholders.  Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of
Oppenheimer Bond Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  Bond  Fund,  which  is a series  of  Oppenheimer  Integrity  Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations  for the year then ended,  the  statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated.  These financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement presentation.

     We believe that our audits provide a reasonable  basis for our opinion.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of Oppenheimer
Bond Fund as of December 31, 2002,  the results of its  operations  for the year then  ended,  the  changes  in its net  assets  for each of the two years in the period then ended, and the financial  highlights for the periods  indicated,  in conformity with accounting principles generally accepted in the United States of
America.

/s/Deloitte & Touche LLP
Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

--------------------------------------------------------------------------------
                                                            Financial
Statements
                                                                     Pages
13-41

                           12 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Asset-Backed Securities--12.3%
AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations:
Series 2001-3A, Cl. Note, 8.835%, 2/25/32 1      $   1,486,819      $
1,497,666
Series 2002-1, Cl. Note, 9.50%, 6/25/32 2            1,612,342
1,607,303
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2002-4, Cl. A2B, 1.74%, 1/17/05 2       6,400,000
6,409,516
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2002-1, Cl. AF1,
2.474%, 9/25/32 2                                    3,050,620
3,059,152
--------------------------------------------------------------------------------
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2002-B, Cl. A2, 2.20%, 4/6/05                 3,430,000
3,444,280
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Certificates,
Series 2002-D, Cl. A2A, 2.10%, 3/15/05               6,280,000
6,304,977
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91%, 4/16/07                3,204,268
3,213,567
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Mtg. Obligations,
Series 2002-3, Cl. A2, 2.26%, 12/18/04               4,340,000
4,361,256
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivables
Obligations, Series 2002-4, Cl. A2, 1.66%, 6/15/05   3,590,000
3,593,023
--------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2002-2, Cl. A2, 2.15%, 12/19/05               3,140,000
3,155,077
--------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Plane Obligations,
Series 1A, Cl. D2, 8%, 7/15/31 2                     3,098,479
681,665
--------------------------------------------------------------------------------
Liberte American Loan Master Trust, Collateralized Loan Obligations,
Series 1999-1A, Cl. D2, 6.424%, 11/25/06 2,3         6,000,000
4,151,250
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2             2,732,668
2,879,685
--------------------------------------------------------------------------------
Long Beach Asset Holdings Corp. NIM Trust, Home Equity Asset-Backed
Pass-Through Certificates, Series 2001-3, 7.87%,
9/25/31 2                                              762,063
762,778
--------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1,
Cl. A2, 1.95%, 7/20/05                               2,300,000
2,307,309
--------------------------------------------------------------------------------
MMCA Auto Lease Trust, Auto Retail Installment Contracts,
Series 2002-A, Cl. A2, 1.59%, 5/16/05 2,3            3,280,000
3,283,217
--------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
Cl. C, 8.77%, 7/25/07 2,3                              579,492
559,615
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations:
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28 2           2,224,931
978,970
Series 2002-I, Cl. ECFD, 9.25%, 3/25/32 1            2,411,722
2,381,575
--------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations, Series 2002-A,
Cl. A2, 1.86%, 11/15/04 2                            6,750,000
6,750,000
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-C, Cl. A2, 1.94%, 9/15/04 2              4,550,000
4,561,794
--------------------------------------------------------------------------------
ONYX Acceptance Auto Trust, Automobile Asset-Backed Certificates,
Series 2002, Cl. A, 13.60%, 2/20/32                  1,135,218
1,123,866
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp., Home Equity
Collateralized Mtg. Obligations:
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29 2             155,253
149,309
Series 1999-3, Cl. CTFS, 10.80%, 12/15/29              175,948
172,539

                           13 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Asset-Backed Securities Continued
Salomon Smith Barney Auto Loan Trust, Asset-Backed
Auto Loan Obligations, Series 2002-1, Cl. A2,
1.83%, 9/15/05 2                                   $ 5,060,000       $
5,041,025
--------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                         1,400,000
1,486,786
--------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed
Certificates, Series 2002-1, Cl. A2, 1.95%, 3/15/05  1,410,000
1,414,183
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2002-A, Cl. A2, 1.77%, 2/20/05    6,560,000
6,565,904
--------------------------------------------------------------------------------
Whole Auto Loan Trust, Auto Loans Receivables, Series 2002-1,
Cl. A2, 1.88%, 6/15/05                               4,310,000
4,316,061

-----------
Total Asset-Backed Securities (Cost $89,812,235)
86,213,348

--------------------------------------------------------------------------------
Corporate Loans--0.1%
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.47%, 6/17/06 2,3 (Cost $704,901)          712,021
696,891

--------------------------------------------------------------------------------
Mortgage-Backed Obligations--24.6%
--------------------------------------------------------------------------------
Government Agency--16.8%
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--16.5%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1,
1.097%, 4/14/29 4                                   50,303,179
2,562,318
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
12.50%, 4/1/14                                           5,520
6,578
13.50%, 11/1/10                                         12,624
15,021
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
Participation Certificates:
8%, 4/1/16                                           4,181,562
4,527,657
9%, 3/1/17-5/1/25                                    1,008,483
1,122,796
Series 151, Cl. F, 9%, 5/15/21                         193,144
200,201
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, Series 1843, Cl. VB, 7%, 4/15/03          12,795
12,861
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1711, Cl. EA, 7%, 3/15/24                       200,000
202,757
Series 2054, Cl. TE, 6.25%, 4/15/24                    850,000
865,972
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Home Equity Loan Structured
Pass-Through Certificates, Series HOO2, Cl. A2,
1.861%, 12/15/06                                     5,590,000
5,564,234
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 206, Cl. IO, 7.50%, 12/15/29 4                4,570,850
602,067
Series 303, Cl. IO, 7.50%, 11/1/29 4                 1,736,971
235,305
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 1/25/33 5                                    28,850,000
30,040,062
7%, 1/1/09-11/1/25                                     208,025
221,334
7%, 1/25/33 5                                       65,963,000
69,384,831
7.50%, 2/1/08-3/1/08                                    89,157
94,418

                           14 | OPPENHEIMER BOND FUND

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1992-34, Cl. G, 8%, 3/25/22 6                $   209,462       $
226,543
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Mtg.
Pass-Through Certificates, 8%, 8/1/17                   62,816
67,409

-----------

115,952,364

--------------------------------------------------------------------------------
GNMA/Guaranteed--0.3%
Government National Mortgage Assn.:
5.75%, 7/20/25-7/20/27                                 123,217
126,952
7%, 7/15/09                                             65,623
70,550
8%, 6/15/05-10/15/06                                   227,335
240,024
8.50%, 8/15/17-12/15/17                              1,167,982
1,292,221
9%, 2/15/09-6/15/09                                     88,328
96,506
10%, 11/15/09                                           31,727
35,479
10.50%, 12/15/17-5/15/21                                94,230
109,856
11%, 10/20/19                                          164,263
190,712
12%, 5/15/14                                               800
948

-----------

2,163,248

--------------------------------------------------------------------------------
Private--7.8%
--------------------------------------------------------------------------------
Commercial--4.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D2, Cl. A3, 7.499%, 2/14/29 3                  127
133
Series 1996-MD6, Cl. A3, 7.089%, 11/13/29 3            800,000
891,809
--------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security Commercial Mtg. Pass-Through Certificates,
Series 1997-D5, Cl. PS1, 8.338%, 2/14/41 4           5,741,276
416,355
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1, 9.305%, 6/22/24 2,4               11,720,674
389,163
--------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-C1, Cl. D, 7.50%, 12/25/20 2,3             594,241
597,212
--------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2,
99.999%, 12/25/20 2,4                                6,447,120
2,015
--------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1999-STF1, Cl. B6, 5.01%,
7/5/08 2,9                                          21,426,669
21,427
--------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.848%, 3/13/28 3           2,000,000
2,266,644
--------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl.2D, 8.70%, 9/25/25 2                254,649
247,647
Series 1994-C1, Cl.2E, 8.70%, 9/25/25 2              1,000,000
971,719
--------------------------------------------------------------------------------
First Union-Chase Commercial Mortgage Trust,
Interest-Only Commercial Mtg. Pass-Through Certificates,
Series 1999-C2, Cl. IO, 10.117%, 6/15/31 4          88,332,038
3,153,454
--------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C2, 10.195%, 5/18/28 4                   9,609,006
279,449

                           15 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Commercial Continued
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates,
Series 1997-C1, Cl. X, 11.692%, 7/15/27 4         $  7,312,584       $
430,757
--------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial
Mtg. Obligations, Series 2000-C9, Cl. A2, 7.77%,
10/15/32                                             5,000,000
5,951,330
--------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO,
11.541%, 2/18/28 4                                  16,352,897
693,720
--------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 6%, 7/26/24 2                2,675,636
2,607,909
--------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-WF1, Cl. A2, 7.339%,
11/15/28 1,3                                         3,863,237
3,974,818
--------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates,
Series 1997A-1, 7.442%, 1/10/11 3                      410,351
458,654
--------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1998-12, Cl. 1A2,
5.75%, 1/25/29                                       6,000,000
6,042,215
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X, 11.594%,
5/18/32 4                                          278,644,633
2,176,911

-----------

31,573,341
--------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (25.42)%,
10/23/17 2,4                                            27,601
6,055
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, (1.539)%,
10/23/17 2,7                                            39,474
32,887

-----------

38,942

--------------------------------------------------------------------------------
Residential--3.3%
ARC Net Interest Margin Trust, Collateralized Mtg. Obligations,
Series 2001-6A, Cl. A, 7.25%, 10/27/31 2             2,145,425
2,123,971
--------------------------------------------------------------------------------
Granite Mortgages plc, Mtg.-Backed Obligations, Series 2002-2,
Cl. 1A1, 1.929%, 1/21/17 3                           3,140,000
3,140,000
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.957%, 4/25/26 2,3            1,081,371
879,290
Series 1999-NC2, Cl. M3, 4.67%, 4/25/29 3              563,720
557,378
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates:
Series 1998-8, Cl. B, 2.72%, 8/25/28 3               1,313,225
1,272,628
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32              3,167,058
2,737,114
--------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2002-AR10, Cl. A1, 2.359%, 10/25/32 2,3       1,901,379
1,904,456
Series 2002-AR15, Cl. A1, 2.26%, 11/25/32 2          3,670,629
3,680,729
Series 2002-AR19, Cl. A-1, 1.771%, 1/25/33           6,720,000
6,720,000

-----------

23,015,566

-----------
Total Mortgage-Backed Obligations (Cost $169,672,747)
172,743,461

                           16 | OPPENHEIMER BOND FUND

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
U.S. Government Obligations--25.0%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3%, 7/15/04                                       $ 24,100,000      $
24,633,887
6.25%, 7/15/32                                       9,500,000
10,800,493
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5.25%, 6/15/06                                      15,000,000
16,359,150
6%, 5/15/11                                          5,200,000
5,887,710
6.375%, 6/15/09                                     21,500,000
24,911,298
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                40,198,000
43,834,673
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.875%, 6/30/04                                     11,965,000
12,233,279
3%, 11/15/07                                         4,848,000
4,907,844
3.625%, 3/31/04                                      4,600,000
4,733,690
4%, 11/15/12                                        20,898,000
21,200,060
6.50%, 2/15/10                                       4,550,000
5,440,098

-----------
Total U.S. Government Obligations (Cost $167,520,854)
174,942,182

--------------------------------------------------------------------------------
Foreign Government Obligations--0.4%
United Mexican States Nts., 7.50%, 1/14/12
(Cost $2,395,972)                                    2,370,000
2,541,825

--------------------------------------------------------------------------------
Corporate Bonds and Notes--41.4%
--------------------------------------------------------------------------------
Consumer Discretionary--8.7%
Auto Components--0.4%
Delphi Corp., 6.55% Nts., 6/15/06                    2,945,000
3,107,555
--------------------------------------------------------------------------------
Automobiles--2.9%
Ford Motor Co., 7.45% Bonds, 7/16/31                 4,100,000
3,576,057
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Unsec. Unsub. Nts., 8/28/12                   3,505,000
3,461,058
7% Auto Loan Nts., 2/1/12                            5,530,000
5,562,655
--------------------------------------------------------------------------------
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12           7,890,000
7,543,605

-----------

20,143,375

--------------------------------------------------------------------------------
Household Durables--0.6%
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11          3,570,000
4,002,566
--------------------------------------------------------------------------------
Media--3.6%
AOL Time Warner, Inc., 6.875% Nts., 5/1/12           5,400,000
5,714,777
--------------------------------------------------------------------------------
Cox Communications, Inc., 7.125% Nts., 10/1/12       3,240,000
3,605,206
--------------------------------------------------------------------------------
News America Holdings, Inc., 7.75% Sr. Unsec.
Debs., 12/1/45                                       5,500,000
5,421,878
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.75% Bonds, 8/1/11     2,565,000
2,899,776
--------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10         3,060,000
3,640,779
--------------------------------------------------------------------------------
Walt Disney Co., 6.75% Sr. Nts., 3/30/06             3,430,000
3,748,469

-----------

25,030,885

                           17 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Multiline Retail--1.2%
Federated Department Stores, Inc., 6.30% Sr.
Nts., 4/1/09                                       $ 4,970,000    $
5,309,943
--------------------------------------------------------------------------------
May Department Stores Co., 10.625% Debs., 11/1/10      405,000
537,867
--------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp.:
6% Unsec. Bonds, 3/20/03                             1,740,000
1,741,032
6.90% Nts., 8/1/03                                   1,210,000
1,220,891

------------

8,809,733

--------------------------------------------------------------------------------
Consumer Staples--2.5%
--------------------------------------------------------------------------------
Food & Drug Retailing--1.3%
Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29        2,485,000
2,752,878
--------------------------------------------------------------------------------
Kroger Co. (The), 6.75% Nts., 4/15/12                2,500,000
2,771,348
--------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 2,8,9,10   476,601
85,788
--------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07        3,490,000
3,604,371

------------

9,214,385

--------------------------------------------------------------------------------
Household Products--0.0%
Styling Technology Corp., 10.875% Sr. Unsec.
Sub. Nts., 7/1/08 2,8,9                                145,000
--
--------------------------------------------------------------------------------
Tobacco--1.2%
Philip Morris Cos., Inc., 7.25% Nts., 1/15/03        8,520,000
8,529,193
--------------------------------------------------------------------------------
Energy--0.3%
--------------------------------------------------------------------------------
Energy Equipment & Services--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08      200,000
181,000
--------------------------------------------------------------------------------
Oil & Gas--0.3%
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27    1,570,000
1,762,325
--------------------------------------------------------------------------------
Financials--12.6%
--------------------------------------------------------------------------------
Banks--2.2%
ABN Amro NA Holding Capital NV, 6.473% Bonds,
12/29/49 1                                           2,520,000
2,589,464
--------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%
Nts., 11/15/11                                       5,175,000
5,408,765
--------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities,
Series A, 5/6/27                                     2,990,000
3,409,949
--------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds, 12/29/49 1      3,600,000
3,964,046

------------

15,372,224

--------------------------------------------------------------------------------
Diversified Financials--3.1%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
4/2/12                                               2,880,000
3,240,127
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32    1,790,000
1,960,823
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.60% Sr. Unsec.
Nts., 1/15/12                                        2,190,000
2,424,107
--------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12            4,570,000
5,014,167
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.625% Sub. Nts., 3/15/12   2,430,000
2,638,248
--------------------------------------------------------------------------------
MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12      3,010,000
3,069,207
--------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                   2,850,000
3,164,247

------------

21,510,926

                           18 | OPPENHEIMER BOND FUND

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Insurance--5.8%
American International Group, Inc./SunAmerica Global Financing VI,
6.30% Sr. Sec. Nts., 5/10/11 1                    $  3,500,000      $
3,864,108
--------------------------------------------------------------------------------
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30          4,440,000
5,089,585
--------------------------------------------------------------------------------
Farmers Insurance Exchange, 8.625% Nts., 5/1/24 1    1,500,000
1,126,602
--------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 1                                   3,650,000
3,828,653
7.90% Nts., 7/2/10 1                                 2,265,000
2,660,922
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I, 4.75% Nts.,
6/20/07                                              4,370,000
4,600,286
--------------------------------------------------------------------------------
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25 1    7,000,000
7,612,031
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90%
Nts., 7/1/12                                         2,985,000
3,049,070
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds,
Series C, 12/18/23 1                                 3,420,000
3,969,580
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30%
Nts., 7/1/25 1                                       4,270,000
4,785,193

-----------

40,586,030

--------------------------------------------------------------------------------
Real Estate--1.5%
EOP Operating LP, 7.75% Unsec. Nts., 11/15/07        3,363,000
3,818,105
--------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec.
Nts., 11/15/06                                       3,355,000
3,653,719
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                        2,970,000
3,029,186

-----------

10,501,010

--------------------------------------------------------------------------------
Health Care--2.9%
--------------------------------------------------------------------------------
Health Care Providers & Services--1.4%
Anthem, Inc., 6.80% Unsec. Unsub. Bonds, 8/1/12      3,680,000
4,011,333
--------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05           2,980,000
3,129,805
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc., 6.375% Nts.,
1/15/12                                              2,440,000
2,652,631

-----------

9,793,769

--------------------------------------------------------------------------------
Pharmaceuticals--1.5%
Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11 6      4,810,000
5,130,783
--------------------------------------------------------------------------------
Pharmacia Corp., 6.60% Sr. Unsec. Nts., 12/1/28      1,570,000
1,779,680
--------------------------------------------------------------------------------
Wyeth, 5.875% Nts., 3/15/04                          3,580,000
3,722,656

-----------

10,633,119

--------------------------------------------------------------------------------
Industrials--5.2%
--------------------------------------------------------------------------------
Aerospace & Defense--2.1%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06 4,430,000
4,645,382
--------------------------------------------------------------------------------
Lockheed Martin Corp., 8.20% Nts., 12/1/09           3,240,000
4,009,490
--------------------------------------------------------------------------------
Raytheon Co., 5.70% Sr. Unsec. Nts., 11/1/03         5,980,000
6,098,913

-----------

14,753,785

--------------------------------------------------------------------------------
Commercial Services & Supplies--1.0%
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 2                                         150,000
113,438
--------------------------------------------------------------------------------
PHH Corp., 8.125% Nts., 2/3/03 2                     2,450,000
2,456,189

                           19 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Commercial Services & Supplies Continued
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                          $    100,000     $
82,500
--------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec.
Nts., 5/15/09 2,8,9                                    500,000
20,000
--------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                 3,450,000
3,423,552
7.75% Bonds, 5/15/32 1                                 555,000
598,096

-------------

6,693,775

--------------------------------------------------------------------------------
Industrial Conglomerates--1.5%
General Electric Capital Corp.:
6% Nts., 6/15/12                                     5,000,000
5,408,180
6.75% Nts., Series A, 3/15/32                          800,000
887,448
--------------------------------------------------------------------------------
Mallinckrodt, Inc., 6% Nts., 10/15/03                  500,000
480,431
--------------------------------------------------------------------------------
MMCaps Funding I Ltd., Inc., 8.03% Sr. Nts.,
6/15/31 1                                            3,850,000
4,042,354

-------------

10,818,413
--------------------------------------------------------------------------------
Marine--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship
Mtg. Nts., 6/30/07 1,8                                 300,000
92,250
--------------------------------------------------------------------------------
Road & Rail--0.6%
Burlington Northern Santa Fe Corp., 5.90% Sr.
Nts., 7/1/12                                         3,655,000
3,971,526
--------------------------------------------------------------------------------
Information Technology--0.0%
--------------------------------------------------------------------------------
Communications Equipment--0.0%
Orion Network Systems, Inc., 12.50% Sr.
Disc. Nts., 1/15/07 2                                  200,000
52,500
--------------------------------------------------------------------------------
Materials--0.3%
--------------------------------------------------------------------------------
Chemicals--0.3%
Morton International, Inc., 9.25% Credit
Sensitive Nts., 6/1/20                                  85,000
108,458
--------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08       21,859
15,411
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.90% Sr. Sec. Nts., 12/31/06 3      7,287
5,074
--------------------------------------------------------------------------------
Union Carbide Corp., 6.25% Nts., 6/15/03             1,850,000
1,868,152

-------------

1,997,095
--------------------------------------------------------------------------------
Metals & Mining--0.0%
National Steel Corp., 9.875% First Mtg. Bonds,
Series D, 3/1/09 8,9                                   200,000
78,750
--------------------------------------------------------------------------------
Telecommunication Services--5.1%
--------------------------------------------------------------------------------
Diversified Telecommunication Services--3.5%
--------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11 1,785,000
2,129,810
--------------------------------------------------------------------------------
Deutsche Telekom International BV, 8.25% Unsec.
Unsub. Nts., 6/15/05 3                               4,550,000
4,978,319
--------------------------------------------------------------------------------
France Telecom SA, 8.70% Sr. Unsec. Nts., 3/1/06 3   3,025,000
3,314,716
--------------------------------------------------------------------------------
GTE North, Inc., 6.73% Debs., Series G, 2/15/28      3,050,000
3,248,616
--------------------------------------------------------------------------------
New England Telephone & Telegraph Co., 7.875%
Debs., 11/15/29                                      2,180,000
2,633,507
--------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32            3,040,000
2,896,795
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec.
Debs., 2/1/12                                        4,460,000
5,369,439

-------------

24,571,202

                           20 | OPPENHEIMER BOND FUND

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Wireless Telecommunication Services--1.6%
AT&T Corp.:
6.375% Nts., 3/15/04 3                            $  2,750,000     $
2,819,757
8.50% Sr. Nts., 11/15/31 3                           1,220,000
1,349,343
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec.
Nts., 5/1/07                                         6,955,000
7,171,516

-------------

11,340,616

--------------------------------------------------------------------------------
Utilities--3.8%
--------------------------------------------------------------------------------
Electric Utilities--2.9%
Dominion Resources, Inc., 8.125% Sr.
Unsub. Nts., 6/15/10                                 3,175,000
3,700,139
--------------------------------------------------------------------------------
Duke Energy Corp., 5.625% Nts., 11/30/12             1,235,000
1,234,831
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                   4,460,000
4,338,621
--------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr.
Nts., 10/1/12 1                                      6,540,000
6,642,011
--------------------------------------------------------------------------------
Progress Energy, Inc., 7.10% Nts., 3/1/11            3,610,000
3,986,039
--------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg.
Bonds, 7/15/06                                         500,000
549,435

-------------

20,451,076

--------------------------------------------------------------------------------
Gas Utilities--0.9%
Kinder Morgan, Inc., 6.50% Nts., 9/1/12 1            1,880,000
1,968,257
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                       3,580,000
3,940,345

-------------

5,908,602

-------------
Total Corporate Bonds and Notes (Cost $279,063,559)
289,907,685

                                                       Shares
--------------------------------------------------------------------------------
Preferred Stocks--0.0%
Criimi Mae, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.
(Cost $325,000)                                         13,000
273,000
--------------------------------------------------------------------------------
Common Stocks--0.0%
Geotek Communications, Inc., Series B (Escrowed)2,9
(Cost $100)                                                 25
--

                                                         Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03 2,9                                         1,668
--
Exp. 1/23/03 2,9                                           953
--
Exp. 9/1/04 9                                              534
--
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,9            50
--
--------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 2,9        300
3
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,9                 1,063
106
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 2,9          1,980
20
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,9   150
--
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,9
200                 2
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 9               2,028
1,562
--------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04 2,9              121,440
--

-------------
Total Rights, Warrants and Certificates (Cost $26,228)
1,693

                           21 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     Principal      Market
Value
                                                        Amount        See
Note 1
--------------------------------------------------------------------------------
Structured Notes--6.1%
JPMorgan Chase Bank, High Yield Index Credit-Linked Trust Nts.,
7.55%, 11/15/07                                  $  27,580,000     $
28,062,650
--------------------------------------------------------------------------------
UBS AG, High Grade Credit-Linked Nts.,
3.065%, 12/10/04 3                                  14,500,000
14,485,500

-------------
Total Structured Notes (Cost $42,080,000)
42,548,150

--------------------------------------------------------------------------------
Joint Repurchase Agreements--3.3%
Undivided interest of 3.39% in joint repurchase agreement
(Market Value $694,610,000) with Banc One Capital Markets,
Inc., 1.07%, dated 12/31/02, to be repurchased at
$23,530,399 on 1/2/03, collateralized by U.S. Treasury Nts.,
3%--6.50%, 2/15/03--2/15/12, with a value of $311,989,144
and U.S. Treasury Bonds, 1.75%--9.375%, 4/30/04--2/15/23,
with a value of $397,082,690 (Cost $23,529,000)     23,529,000
23,529,000
--------------------------------------------------------------------------------
Total Investments, at Value (Cost $775,130,596)          113.2%
793,397,235
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                    (13.2)
(92,668,276)

----------------------------
Net Assets                                               100.0%    $
700,728,959

============================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $55,597,626 or 7.93% of the Fund's net assets as of December 31, 2002.
2. Identifies issues considered to be illiquid or restricted--See Note 7 of
Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes
in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,947,569 or 1.56% of the Fund's net assets
as of December 31, 2002.
5. When-issued security to be delivered and settled after December 31, 2002.
6. Securities with an aggregate market value of $2,344,076 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities
generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing
bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Issuer is in default.
9. Non-income producing security.
10. Interest or dividend is paid-in-kind.

See accompanying Notes to Financial Statements.

                           22 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Assets

Investments, at value (cost $775,130,596)--see accompanying statement
$793,397,235
-------------------------------------------------------------------------------------
Cash
438,491
-------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns
6,796,142
Shares of beneficial interest sold
1,984,536
Investments sold on a when-issued basis
1,433,613
Daily variation on futures contracts
169,189
Other
7,668

-------------
Total assets
804,226,874

-------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased (including $100,576,009 purchased on a when-issued basis)
100,576,605
Shares of beneficial interest redeemed
2,296,136
Distribution and service plan fees
412,432
Shareholder reports
110,694
Transfer and shareholder servicing agent fees
62,650
Trustees' compensation
                        2,185
Other
37,213

-------------
Total liabilities
103,497,915

-------------------------------------------------------------------------------------
Net Assets
$700,728,959

=============

-------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of beneficial interest                              $
69,130
-------------------------------------------------------------------------------------
Additional paid-in capital
718,406,752
-------------------------------------------------------------------------------------
Undistributed net investment income
19,856
-------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions
(34,772,683)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments
17,005,904

-------------
Net Assets
$700,728,959

=============

STATEMENT OF ASSETS AND LIABILITIES  Continued
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$356,479,893 and 35,163,226 shares of beneficial interest outstanding)
$10.14
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)
$10.65
-------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$217,789,021 and 21,493,427 shares of beneficial interest outstanding)
$10.13
-------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$90,800,333 and 8,951,489 shares of beneficial interest outstanding)
$10.14
-------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$11,302,087 and 1,115,348 shares of beneficial interest outstanding)
$10.13
-------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $24,357,625 and 2,406,545 shares of beneficial interest outstanding)
$10.12

See accompanying Notes to Financial Statements.

                           24 | OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Investment Income

Interest
$38,693,433
----------------------------------------------------------------------------------
Dividends
223,431

------------
Total investment income
38,916,864

----------------------------------------------------------------------------------
Expenses
Management fees
3,389,414
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
776,718
Class B
1,871,911
Class C
754,382
Class N
35,228
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
686,729
Class B
420,127
Class C
152,190
Class N
22,011
----------------------------------------------------------------------------------
Shareholder reports
238,374
----------------------------------------------------------------------------------
Trustees' compensation
23,179
----------------------------------------------------------------------------------
Custodian fees and expenses
20,305
----------------------------------------------------------------------------------
Other
72,741

------------
Total expenses
8,463,309
Less reduction to custodian expenses
(11,437)

------------
Net expenses
8,451,872

----------------------------------------------------------------------------------
Net Investment Income
30,464,992

----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments
(10,734,672)
Closing of futures contracts
3,029,690
Closing and expiration of option contracts written
92,245

------------
Net realized loss
(7,612,737)
----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments
34,687,515

------------
Net realized and unrealized gain
27,074,778

----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations
$57,539,770

============

See accompanying Notes to Financial Statements.

                           25 | OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

Year Ended December 31,                                    2002          2001
----------------------------------------------------------------------------------
Operations

Net investment income                                  $ 30,464,992  $
27,843,213
----------------------------------------------------------------------------------
Net realized gain (loss)                                 (7,612,737)
3,697,843
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     34,687,515
(11,598,912)

---------------------------
Net increase in net assets resulting from operations     57,539,770
19,942,144

----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                 (17,305,847)
(17,585,602)
Class B                                                  (8,774,067)
(7,889,070)
Class C                                                  (3,484,678)
(2,470,735)
Class N                                                    (336,619)
(50,649)
Class Y                                                    (566,370)
(180,125)

----------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                  62,352,666
81,188,197
Class B                                                  47,304,042
81,353,784
Class C                                                  30,141,408
33,926,102
Class N                                                   8,695,344
2,250,053
Class Y                                                  19,741,029
3,288,451

----------------------------------------------------------------------------------
Net Assets
Total increase                                          195,306,678
193,772,550
----------------------------------------------------------------------------------
Beginning of period                                     505,422,281
311,649,731

---------------------------
End of period [including undistributed
(overdistributed) net investment income of
$19,856 and $(87,221), respectively]                   $700,728,959
$505,422,281

===========================

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Year Ended December 31, 2002    Year Ended December
31, 2001 1
                               Shares          Amount
Shares         Amount
-----------------------------------------------------
-------------------------------
Class A

Sold                       19,523,565   $ 190,912,803         16,363,435
$163,919,591
Dividends and/or
distributions reinvested    1,332,946      13,008,001          1,295,039
12,926,638
Redeemed                  (14,464,664)   (141,568,138)        (9,595,307)
(95,658,032)

--------------------------------------------------------------
Net increase                6,391,847   $  62,352,666          8,063,167   $
81,188,197

==============================================================

----------------------------------------------------------------------------------------
Class B
Sold                       11,531,204   $ 112,485,723         11,714,972
$117,368,490
Dividends and/or
distributions reinvested      627,150       6,115,604            543,150
5,415,992
Redeemed                   (7,311,701)    (71,297,285)        (4,154,269)
(41,430,698)

--------------------------------------------------------------
Net increase                4,846,653   $  47,304,042          8,103,853   $
81,353,784

==============================================================

----------------------------------------------------------------------------------------
Class C
Sold                        6,200,611   $  60,525,606          4,852,582   $
48,669,011
Dividends and/or
distributions reinvested      248,419       2,427,454            166,771
1,663,973
Redeemed                   (3,353,754)    (32,811,652)        (1,643,106)
(16,406,882)

--------------------------------------------------------------
Net increase                3,095,276   $  30,141,408          3,376,247   $
33,926,102

==============================================================

----------------------------------------------------------------------------------------
Class N
Sold                        1,312,556   $  12,804,206            232,768   $
2,343,541
Dividends and/or
distributions reinvested       33,325         325,615              5,140
       50,529
Redeemed                     (454,081)     (4,434,477)
(14,360)      (144,017)

--------------------------------------------------------------
Net increase                  891,800   $   8,695,344            223,548   $
2,250,053

==============================================================

----------------------------------------------------------------------------------------
Class Y
Sold                        3,708,804   $  36,157,404            376,114   $
3,760,382
Dividends and/or
distributions reinvested        3,715          36,236
1,285         12,769
Redeemed                   (1,724,443)    (16,452,611)
(48,603)      (484,700)

--------------------------------------------------------------
Net increase                1,988,076   $  19,741,029            328,796   $
3,288,451

==============================================================

1. For the year ended December 31, 2001, for Class A, B, C and Y shares and for
the period from March 1, 2001 (inception of offering) to December 31, 2001, for
Class N shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were
$1,255,094,084 and $1,057,526,788, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $778,779,343 was composed of:

                    Gross unrealized appreciation  $ 25,165,255
                    Gross unrealized depreciation   (10,547,363)
                                                   ------------
                    Net unrealized appreciation    $ 14,617,892
                                                   ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
0.60% of the first $200 million of average annual net assets of the Fund,
0.57%
of the next $200 million, 0.54% of the next $200 million, 0.51% of the next
$200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $22.50 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                           37 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate        Class A    Concessions    Concessions
Concessions    Concessions
                    Front-End      Front-End     on Class A     on Class
B     on Class C     on Class N
                Sales Charges  Sales Charges         Shares
Shares         Shares         Shares
                   on Class A    Retained by    Advanced by    Advanced by
Advanced by    Advanced by
Year Ended             Shares    Distributor  Distributor 1  Distributor 1
Distributor 1  Distributor 1
--------------------------------------------------------------------------------------------------------

December 31, 2002  $1,617,689       $560,960       $160,349
$2,110,998       $306,867        $85,293

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                            Class A       Class B        Class C        Class
N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by    Retained
by
Year Ended              Distributor   Distributor    Distributor
Distributor
-------------------------------------------------------------------------------
December 31, 2002           $15,578      $903,519        $37,637
$29,346

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for
services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended December 31, 2002, payments under the Class A Plan totaled $776,718, all of which were paid by the
Distributor to recipients, and included $127,114 paid to an affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs with respect to
Class
A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended December 31,
2002,
were as follows:

Distributor's
                                                   Distributor's
Aggregate
                                                       Aggregate
Unreimbursed
                                                    Unreimbursed  Expenses as
%
                   Total Payments  Amount Retained      Expenses  of Net
Assets
                       Under Plan   by Distributor    Under Plan       of
Class
--------------------------------------------------------------------------------
 Class B Plan          $1,871,911       $1,555,311    $5,560,765
2.55%
 Class C Plan             754,382          349,894     1,229,865
1.35
 Class N Plan              35,228           33,835       192,084
1.70

                           38 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains
and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value
of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the Fund had outstanding futures contracts as follows:

Unrealized
                           Expiration     Number of     Valuation as of
Appreciation
Contract Description            Dates     Contracts   December 31, 2002
(Depreciation)
---------------------------------------------------------------------------------------
Contracts to Purchase

U.S. Treasury Nts., 2 yr.     3/27/03           482        $103,720,375    $
1,146,437
U.S. Treasury Nts., 10 yr.    3/20/03           256
29,452,000        727,625

------------

1,874,062

------------
Contracts to Sell
U.S. Long Bonds               3/20/03            89          10,029,188
(305,281)
U.S. Treasury Nts., 5 yr.     3/20/03         1,093         123,782,250
(2,829,516)

------------

(3,134,797)

------------

$(1,260,735)

============

                           39 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in
the Statement of Assets and Liabilities. Realized gains and losses are reported
in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to
enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2002 was as follows:

                                      Call Options                      Put
Options
                    ------------------------------
-------------------------------
                    Principal (000s)/                Principal (000s)/
                            Number of    Amount of           Number of
Amount of
                            Contracts     Premiums           Contracts
Premiums
------------------------------------------------------------------------------------

Options outstanding as of
December 31, 2001                  --    $      --                  --
$      --
Options written                42,063      278,591               1,600
445,125
Options closed or expired     (42,063)    (278,591)             (1,600)
(445,125)

------------------------------------------------------
Options outstanding as of
December 31, 2002                  --    $      --                  --
$      --

======================================================

--------------------------------------------------------------------------------
7. Illiquid or Restricted Securities
As of December 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also
be considered illiquid if it lacks a readily available market or if

                           40 | OPPENHEIMER BOND FUND

its valuation has not changed for a certain period of time. The Fund intends to
invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2002 was
$57,764,696, which represents 8.24% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                    Acquisition                     Valuation
as of    Unrealized
Security                                  Dates           Cost    December
31, 2002  Depreciation
-------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Geotek Communications, Inc.,
Series B (Escrowed)                      1/4/01         $
100                  $--        $  100
Real Time Data Co. Wts., Exp. 5/31/04   6/30/99
1,214                   --         1,214

--------------------------------------------------------------------------------
8. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit
with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12,
2002.

                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and
'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications
                           ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans5
         4) Group Retirement Plans6
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."7 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

           II.Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
         Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
         established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.8
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.9
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

 III.Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
         Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
         established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.11
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.12
         9) On account of the participant's separation from service.13
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV.Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      |X|   Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer                   2.50%                2.56%              2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X|   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X|   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

       V.Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      |X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

      V!.Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

    VII.Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
Oppenheimer Bond Fund(R)

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP(225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York, 11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234

PX285.0203

                              OPPENHEIMER INTEGRITY FUNDS

                                       FORM N-1A

                                        PART C

                                   OTHER INFORMATION

Item 23.    Exhibits
--------------------

(a)   (i) Amended  and  Restated  Declaration  of Trust,  dated  April 12,  2001:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  39,
      4/25/01 and incorporated herein by reference.

(b)   Registrant's  By-Laws as amended through  10/24/00:  Previously  filed with
      Registrant's  Post-Effective  Amendment No. 38, 2/12/01,  and  incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share  Certificate  for  Oppenheimer  Bond  Fund:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  40,
      4/26/02, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share  Certificate  for  Oppenheimer  Bond  Fund:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  40,
      4/26/02, and incorporated herein by reference.

      (iii) Specimen  Class  C  Share  Certificate  for  Oppenheimer  Bond  Fund:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  40,
      4/26/02, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share  Certificate  for  Oppenheimer  Bond  Fund:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  40,
      4/26/02, and incorporated herein by reference.

      (v)   Specimen  Class  Y  Share  Certificate  for  Oppenheimer  Bond  Fund:
      Previously  filed  with  Registrant's   Post-Effective  Amendment  No.  40,
      4/26/02, and incorporated herein by reference.

(d)   (i)   Investment  Advisory  Agreement  dated 7/10/95 for  Oppenheimer  Bond
      Fund: Previously filed with Registrant's  Post-Effective  Amendment No. 25,
      7/10/95, and incorporated herein by reference.

      (ii)  Amendment  to  Investment   Advisory   Agreement  dated  2/26/02  for
      Oppenheimer Bond Fund: Filed herewith.

(e)   (i)   General  Distributor's  Agreement  dated 10/13/92:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 17, 2/26/93,  and refiled pursuant to Item 102 of  Regulation  S-T with  Registrant's  Post-Effective
      Amendment No. 23, 4/28/95, and incorporated herein by reference.

(ii)  Form  of  Dealer   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(iii) Form  of  Broker   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(iv)  Form  of  Agency   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
      Inc.:  Previously  filed  with  Post-Effective  Amendment  No.  45  to  the
      Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),
      10/26/01, and incorporated herein by reference.

(f)   Form of Deferred  Compensation Plan for  Disinterested  Trustees/Directors:
      Previously filed with  Post-Effective  Amendment No. 40 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/27/98,
      and incorporated herein by reference.

      (g)   Global  Custody  Agreement  dated August 16, 2002 between  Registrant and JP Morgan Chase Bank:  Previously filed with  Post-Effective  Amendment
      No. 9 to the  Registration  Statement  of  Oppenheimer  International  Bond
      Fund (Reg. No. 33-58383), 11/21/02, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of Counsel  dated  2/11/91:  Incorporated  herein by reference  to  Registrant's  Rule 24f-2 Notice filed on 2/19/91 and refiled pursuant to Item 102 of  Regulation  S-T with  Registrant's  Post-Effective
      Amendment No. 23, 4/28/95, and incorporated herein by reference.

(j)   Independent Auditor's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended and Restated  Service Plan and  Agreement  for Class A shares dated 4/23/02: Filed herewith.

      (ii)  Amended and  Restated  Distribution  and Service  Plan and  Agreement
      for  Class B shares of  Oppenheimer  Bond Fund  dated  2/24/98:  Previously filed with  Post-Effective  Amendment No. 34 to  Registrant's  Registration
      Statement, 2/24/99, and incorporated herein by reference.

(iii) Amended and  Restated  Distribution  and  Service  Plan and  Agreement  for
            Class C Shares of  Oppenheimer  Bond Fund dated  2/24/98:  Previously
            filed  with   Post-Effective   Amendment   No.  34  to   Registrant's
            Registration   Statement,   2/24/99,   and  incorporated   herein  by
            reference.

(iv)  Distribution  and  Service  Plan and  Agreement  for  Class N shares  dated
            10/24/00: Filed herewith.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
10/22/02:   Previously  filed  with  Post-Effective   Amendment  No.  22  to  the
Registration  Statement  of  Oppenheimer  Global  Growth & Income Fund (Reg.  No.
33-33799), 11/20/02, and incorporated herein by reference.

(o)    Powers of Attorney for all Trustees/Directors and Officers except for
Beverly L. Hamilton, Robert J. Malone, Edward Cameron, F. William Marshall,
Jr., and John Murphy (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer
Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

       (i) Powers of Attorney for Edward Cameron, F. William Marshall Jr. and
John Murphy: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

       (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:
Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02, and
incorporated herein by reference.

(p)   Amended  and  Restated  Code  of  Ethics  of the  Oppenheimer  Funds  dated
5/15/02 under Rule 17j-1 of the Investment Company Act of 1940:  Previously filed
with   Post-Effective   Amendment  No.  29  to  the  Registration   Statement  of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/21/02,  and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the  provisions  of Article  Seven of  Registrant's  Amended and Restated  Declaration  of Trust filed as Exhibit  23(a) to this  Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933  may  be  permitted  to  trustees,   officers  and  controlling  persons  of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted  by such  trustee,  officer  or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been  settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy B. Adamshick,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles E. Albers,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Avelino,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victor W. Babin,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Batejan,                None
Executive Vice President/
Chief Information Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Bartling,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Bonner,                  Formerly Manager, Sales Support for Prudential
Vice President                 Insurance Company (August 1995-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Armand B. Erpf,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Forrest,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Crystal French,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul M. Goldenberg,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Grill,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Satish Gupta,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Guy,                    None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neil Hanson,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Saba Hekmat,                   Formerly Director, Credit Research Analyst at
Assistant Vice President       MetLife Investments (July 1996-October 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lewis A. Kamman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None.
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Avram D. Kornberg,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marianne Manzolillo,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Rabinowitz,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard H. Rubinstein,         None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Schneider,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Soper,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayne M. Stevlingson,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin L. Surrett,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony A. Tanner,             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                  Kenneth      Formerly, principal at Richards & Tierney, Inc.
Winston,                       (until June 2001).
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                  Philip       None
Witkower,
                  Senior  Vice
President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                  Brian     W. Treasurer of HarbourView Asset Management
Wixted,                        Corporation; OppenheimerFunds International
                  Senior  Vice Ltd., Oppenheimer Partnership Holdings, Inc.,
President and                  Oppenheimer Real Asset Management Corporation,
Treasurer                      Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,   Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset  Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset  Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer   Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc.  and  Oppenheimer  Trust  Company  is 498
Seventh Avenue, New York, New York 10018.

The  address of Tremont  Advisers,  Inc.  is 555  Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is  Bloc C,  Irish  Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North  Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the  other  registered  open-end
investment  companies  for  which   OppenheimerFunds,   Inc.  is  the  investment
adviser,  as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Bonner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
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Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

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Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
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Mark J. Ferro(2)                Vice President            None

---------------------------------------------------------------------------------
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Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
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Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
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John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
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John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
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P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
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Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

---------------------------------------------------------------------------------
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Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
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Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
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Ralph Grant(2)                  Senior Vice President     None

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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
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Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

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Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

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Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
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Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

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Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019

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William E. Hortz(2)             Vice President            None

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Edward Hrybenko(2)              Vice President            None

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Brian F. Husch(2)               Vice President            None

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Richard L. Hymes(2)             Assistant Vice President  None

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Kathleen T. Ives(1)             Vice President            Assistant Secretary

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Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

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John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
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Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
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Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
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Michael Keogh(2)                Vice President            None

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Lisa Klassen(1)                 Assistant Vice President  None

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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
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Richard Knott(2)                Vice President            None

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Dean Kopperud(2)                Senior Vice President     None

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Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
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David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
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Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

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Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
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Malissa Lischin(2)              Assistant Vice President  None

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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
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Montana Low                     Vice President            None

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John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
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Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
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Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
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Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

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Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

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LuAnn Mascia(2)                 Assistant Vice President  None

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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

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Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

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Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

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Mark Mezzanotte                 Vice President            None

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Robert Moser                    Vice President            None

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John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman & Manager

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

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Christina Nasta(2)              Assistant Vice President  None

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Kevin P. Neznek(2)              Vice President            None

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Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

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Bradford Norford                Vice President            None

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---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
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Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

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Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
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Elaine Puleo-Carter(2)          Senior Vice President     None

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Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

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Heather Rabinowitz(2)           Assistant Vice President  None

---------------------------------------------------------------------------------
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Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
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Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
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Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
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Louis H. Reynolds(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Simone Richter(2)      Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
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Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
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Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471

---------------------------------------------------------------------------------
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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
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Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092

---------------------------------------------------------------------------------
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James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
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Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
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Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of
February, 2003.

                              OPPENHEIMER INTEGRITY FUNDS

                              By:  /s/ John V. Murphy*
                              -----------------------------------
                              John V. Murphy, President, Principal Executive
                              Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ James C. Swain*          Chairman & Trustee          February 25, 2003
-----------------------
James C. Swain

/s/ John V. Murphy*          President, Principal        February 25, 2003
------------------------------                           Executive Officer
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        February 25, 2003
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ William L. Armstrong*    Trustee                     February 25, 2003
-------------------------------
William L. Armstrong

/s/ Robert G. Avis*          Trustee                     February 25, 2003
----------------------
Robert G. Avis

/s/ George C. Bowen*         Trustee                     February 25, 2003
-------------------------
George C. Bowen

/s/ Edward L. Cameron*       Trustee                     February 25, 2003
----------------------------
Edward L. Cameron

/s/ Jon S. Fossel*           Trustee                     February 25, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     February 25, 2003
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*     Trustee                     February 25, 2003
------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*        Trustee                     February 25, 2003
----------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  February 25,
2003
------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack                                  February 25, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER INTEGRITY FUNDS

                       Registration Statement No. 2-76547

                         Post-Effective Amendment No. 41

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                   Description
------------                  -----------

23(d)(ii)   Amendment to Investment Advisory Agreement

23(j)       Independent Auditor's Consent.

23(m)(i)    Amended and Restated Plan & Agreement for Class A shares

23(m)(iv)   Distribution and Service Plan and Agreement for Class N shares